UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

August 31, 2018

EIF-QTLY-1018
1.805766.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.2%
ADOMANI, Inc. (a)(b)	20,373	$13,668
CDTi Advanced Materials, Inc. (a)(b)	6,822	2,592
China Automotive Systems, Inc. (a)(b)	13,333	56,399
China XD Plastics Co. Ltd. (a)	26,293	89,396
Dorman Products, Inc. (a)(b)	17,516	1,418,446
Fox Factory Holding Corp. (a)	19,855	1,311,423
Gentex Corp.	144,258	3,372,752
Gentherm, Inc. (a)(b)	20,636	1,015,291
Kandi Technolgies, Inc. (a)(b)	45,300	187,995
Motorcar Parts of America, Inc. (a)(b)	13,721	364,155
Shiloh Industries, Inc. (a)	15,910	142,872
SORL Auto Parts, Inc. (a)(b)	7,832	36,340
Strattec Security Corp.	1,501	51,484
The Goodyear Tire & Rubber Co.	125,411	2,845,576
Visteon Corp. (a)	15,468	1,707,513
VOXX International Corp. (a)	10,039	54,211
Workhorse Group, Inc. (a)(b)	7,435	7,584
		12,677,697
Automobiles - 0.3%
Tesla, Inc. (a)(b)	73,417	22,146,972
Distributors - 0.2%
Core-Mark Holding Co., Inc.	29,431	1,052,747
Educational Development Corp. (b)	10,900	130,800
LKQ Corp. (a)	163,150	5,631,938
Pool Corp.	21,359	3,508,429
Weyco Group, Inc.	10,577	375,166
		10,699,080
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	8,624	299,684
Ascent Capital Group, Inc. (a)	4,553	9,334
Cambium Learning Group, Inc. (a)	24,233	324,238
Career Education Corp. (a)	41,490	661,766
Collectors Universe, Inc. (b)	11,030	164,678
Grand Canyon Education, Inc. (a)	25,344	3,019,484
Houghton Mifflin Harcourt Co. (a)	79,374	511,962
Laureate Education, Inc. Class A (a)	48,042	767,231
Lincoln Educational Services Corp. (a)	11,240	24,728
National American University Holdings, Inc.	1,594	1,403
Strategic Education, Inc.	11,987	1,663,436
Tarena International, Inc. ADR (b)	26,977	229,305
Xpresspa Group, Inc. (a)(b)	8,159	1,408
		7,678,657
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (b)	11,501	870,626
Bloomin' Brands, Inc.	48,644	938,829
Bojangles', Inc. (a)(b)	19,332	282,247
Caesars Entertainment Corp. (a)(b)	76,774	783,095
Carrols Restaurant Group, Inc. (a)	19,225	303,755
Century Casinos, Inc. (a)	18,295	146,360
Churchill Downs, Inc.	8,753	2,473,598
Chuy's Holdings, Inc. (a)(b)	9,648	279,310
Cracker Barrel Old Country Store, Inc. (b)	12,557	1,872,123
Dave & Buster's Entertainment, Inc. (a)	21,332	1,240,882
Del Frisco's Restaurant Group, Inc. (a)	17,600	166,320
Del Taco Restaurants, Inc. (a)	26,399	341,339
Denny's Corp. (a)	38,990	587,579
Diversified Restaurant Holdings, Inc. (a)	14,071	16,744
Dunkin' Brands Group, Inc. (b)	44,394	3,235,879
El Pollo Loco Holdings, Inc. (a)	20,392	242,665
Eldorado Resorts, Inc. (a)(b)	25,498	1,225,179
Empire Resorts, Inc. (a)(b)	17,333	215,796
Extended Stay America, Inc. unit	100,130	2,020,623
Famous Dave's of America, Inc. (a)(b)	3,113	20,701
Fiesta Restaurant Group, Inc. (a)	14,421	414,604
Gaming Partners International Corp.	2,789	24,264
Golden Entertainment, Inc. (a)	11,711	339,736
Good Times Restaurants, Inc. (a)(b)	8,038	39,386
Habit Restaurants, Inc. Class A (a)(b)	20,233	334,856
Huazhu Group Ltd. ADR (b)	74,786	2,574,134
ILG, Inc.	65,538	2,236,812
Inspired Entertainment, Inc. (a)	11,329	80,436
International Speedway Corp. Class A	12,637	557,924
Jack in the Box, Inc.	15,092	1,367,939
Jamba, Inc. (a)(b)	10,202	132,422
Kona Grill, Inc. (a)(b)	389	992
Lindblad Expeditions Holdings (a)	32,411	492,323
Marriott International, Inc. Class A	151,984	19,221,416
Melco Crown Entertainment Ltd. sponsored ADR	127,623	3,047,637
Monarch Casino & Resort, Inc. (a)	10,789	507,622
Nathan's Famous, Inc.	3,678	326,239
Noodles & Co. (a)	27,889	343,035
Papa John's International, Inc. (b)	19,371	893,391
Papa Murphy's Holdings, Inc. (a)(b)	5,342	29,648
Peak Resorts, Inc.	8,205	41,846
Penn National Gaming, Inc. (a)(b)	45,325	1,561,900
Pinnacle Entertainment, Inc. (a)	31,198	1,068,220
Playa Hotels & Resorts NV (a)	69,448	717,398
Potbelly Corp. (a)	13,868	187,911
Rave Restaurant Group, Inc. (a)(b)	4,931	6,361
RCI Hospitality Holdings, Inc.	7,136	231,420
Red Robin Gourmet Burgers, Inc. (a)(b)	6,865	283,525
Red Rock Resorts, Inc.	21,844	712,988
Ruth's Hospitality Group, Inc.	18,941	583,383
Scientific Games Corp. Class A (a)	45,949	1,392,255
Sonic Corp. (b)	20,550	736,923
Starbucks Corp.	594,372	31,769,183
Texas Roadhouse, Inc. Class A	37,626	2,594,313
The Cheesecake Factory, Inc. (b)	24,411	1,297,933
The Stars Group, Inc. (a)	143,591	4,077,764
Town Sports International Holdings, Inc. (a)	21,501	196,734
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	136,033
Wendy's Co.	138,066	2,436,865
Wingstop, Inc. (b)	16,204	1,084,858
Wynn Resorts Ltd.	47,151	6,994,379
		108,340,658
Household Durables - 0.3%
AV Homes, Inc. (a)	11,778	252,638
Bassett Furniture Industries, Inc.	7,501	175,148
Cavco Industries, Inc. (a)(b)	5,290	1,298,166
Flexsteel Industries, Inc.	5,816	207,515
Garmin Ltd. (b)	99,371	6,771,140
GoPro, Inc. Class A (a)(b)	59,279	379,978
Green Brick Partners, Inc. (a)	26,169	273,466
Helen of Troy Ltd. (a)	13,978	1,662,683
Hooker Furniture Corp.	6,220	261,551
iRobot Corp. (a)(b)	15,168	1,721,568
LGI Homes, Inc. (a)(b)	11,102	639,475
Lifetime Brands, Inc.	11,982	139,590
Live Ventures, Inc. (a)	1,151	11,924
Nova LifeStyle, Inc. (a)(b)	8,342	14,849
Roku, Inc. Class A (b)	36,190	2,152,943
SodaStream International Ltd. (a)(b)	12,867	1,836,764
Turtle Beach Corp. (a)(b)	7,033	161,126
Universal Electronics, Inc. (a)	7,428	320,890
Vuzix Corp. (a)(b)	24,664	160,316
Zagg, Inc. (a)	14,972	242,546
		18,684,276
Internet & Direct Marketing Retail - 8.8%
1-800-FLOWERS.com, Inc. Class A (a)	32,541	392,119
Amazon.com, Inc. (a)	209,246	421,151,517
CafePress, Inc. (a)	7,596	9,647
Cnova NV (a)(b)	182,614	886,032
Ctrip.com International Ltd. ADR (a)	200,375	7,844,681
Duluth Holdings, Inc. (a)(b)	18,517	535,882
EVINE Live, Inc. (a)	96,670	123,738
Expedia, Inc.	59,068	7,708,374
Gaia, Inc. Class A (a)(b)	26,637	466,148
Groupon, Inc. (a)(b)	297,429	1,270,022
JD.com, Inc. sponsored ADR (a)	397,422	12,439,309
Lands' End, Inc. (a)(b)	17,966	461,726
Liberty Expedia Holdings, Inc. (a)	30,746	1,418,928
Liberty Interactive Corp. QVC Group (a)	141	2,858
Liberty Interactive Corp. QVC Group Series A (a)	191,760	3,986,690
Liberty TripAdvisor Holdings, Inc. (a)	42,562	674,608
MakeMyTrip Ltd. (a)(b)	32,196	1,019,003
Netflix, Inc. (a)	187,228	68,839,991
NutriSystem, Inc. (b)	16,109	596,033
Overstock.com, Inc. (a)(b)	15,117	441,416
PetMed Express, Inc. (b)	11,596	425,457
Shutterfly, Inc. (a)(b)	17,380	1,350,078
The Booking Holdings, Inc. (a)	20,718	40,432,213
TripAdvisor, Inc. (a)(b)	65,538	3,559,369
U.S. Auto Parts Network, Inc. (a)	40,489	59,114
		576,094,953
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	31,272	438,746
Clarus Corp.	14,880	154,008
Escalade, Inc.	6,771	90,054
Hasbro, Inc.	53,896	5,352,412
Johnson Outdoors, Inc. Class A	5,775	584,892
Malibu Boats, Inc. Class A (a)	12,246	590,380
Mattel, Inc. (b)	182,299	2,812,874
MCBC Holdings, Inc. (a)	12,347	340,407
Summer Infant, Inc. (a)	1,750	3,360
		10,367,133
Media - 3.4%
AirMedia Group, Inc. ADR (a)(b)	20,876	9,102
AMC Networks, Inc. Class A (a)(b)	23,966	1,505,304
Beasley Broadcast Group, Inc. Class A	6,549	49,445
Central European Media Enterprises Ltd. Class A (a)	74,971	284,890
Charter Communications, Inc. Class A (a)	102,411	31,788,374
Comcast Corp. Class A (b)	1,977,906	73,162,743
Criteo SA sponsored ADR (a)(b)	35,411	878,547
Daily Journal Corp. (a)(b)	886	211,267
Discovery Communications, Inc.:
Class A (a)(b)	82,217	2,288,099
Class B (a)	615	18,235
Class C (non-vtg.) (a)	115,185	2,953,343
DISH Network Corp. Class A (a)(b)	120,316	4,253,171
Emmis Communications Corp. Class A (a)	7,203	36,591
Fluent, Inc. (a)(b)	58,291	139,898
GCI Liberty, Inc. (a)	54,789	2,689,044
Global Eagle Entertainment, Inc. (a)(b)	62,426	166,053
Hemisphere Media Group, Inc. (a)	14,863	203,623
Insignia Systems, Inc. (a)	7,572	16,507
iQIYI, Inc. ADR (a)(b)	70,938	2,050,108
Liberty Broadband Corp.:
Class A (a)	13,955	1,130,355
Class C (a)	80,599	6,535,773
Liberty Global PLC:
Class A (a)	95,018	2,547,433
Class B (a)	327	8,764
Class C (a)	246,618	6,384,940
Liberty Latin America Ltd. (a)	63,520	1,246,898
Liberty Latin America Ltd. Class A (a)(b)	27,916	550,224
Liberty Media Corp.:
Class B (a)	5	232
Liberty Braves Class A (a)	12,004	320,267
Liberty Braves Class C (a)(b)	20,116	534,482
Liberty Formula One Group Series C (a)(b)	117,580	4,345,757
Liberty Media Class A (a)	13,158	460,267
Liberty SiriusXM Series A (a)	66,386	3,102,882
Liberty SiriusXM Series C (a)	117,233	5,514,640
Loral Space & Communications Ltd. (a)	13,720	608,482
MDC Partners, Inc. Class A (a)	47,873	232,184
News Corp.:
Class A	201,629	2,635,291
Class B	104,760	1,424,736
Nexstar Broadcasting Group, Inc. Class A	23,929	1,962,178
Reading International, Inc. Class A (a)	14,207	228,733
Salem Communications Corp. Class A	10,029	38,612
Scholastic Corp.	17,143	720,692
Sinclair Broadcast Group, Inc. Class A	40,729	1,179,105
Sirius XM Holdings, Inc. (b)	1,931,657	13,714,765
tronc, Inc. (a)	23,863	393,740
Twenty-First Century Fox, Inc.:
Class A	453,329	20,581,137
Class B (b)	344,992	15,490,141
Urban One, Inc. Class D (non-vtg.) (a)	18,618	40,960
Viacom, Inc.:
Class A (b)	25,952	874,582
Class B (non-vtg.)	186,056	5,447,720
VisionChina Media, Inc. ADR (a)(c)	1,079	0
		220,960,316
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	102,729	8,270,712
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	32,649	2,843,728
		11,114,440
Specialty Retail - 0.9%
America's Car Mart, Inc. (a)	3,745	312,520
Ascena Retail Group, Inc. (a)(b)	118,628	543,316
Bed Bath & Beyond, Inc. (b)	75,295	1,350,792
Big 5 Sporting Goods Corp. (b)	22,393	127,640
Citi Trends, Inc.	7,084	219,179
Conn's, Inc. (a)(b)	16,466	675,106
DavidsTea, Inc. (a)(b)	13,680	44,460
Destination XL Group, Inc. (a)(b)	28,678	78,865
Five Below, Inc. (a)(b)	29,309	3,413,619
Hibbett Sports, Inc. (a)(b)	12,390	254,615
Kirkland's, Inc. (a)(b)	8,678	78,883
Michaels Companies, Inc. (a)(b)	97,703	1,659,974
Monro, Inc. (b)	18,906	1,341,381
O'Reilly Automotive, Inc. (a)	35,443	11,888,291
Office Depot, Inc.	293,964	984,779
Rent-A-Center, Inc. (a)	28,135	414,710
Ross Stores, Inc.	164,178	15,724,969
Sears Hometown & Outlet Stores, Inc. (a)(b)	16,989	50,967
Shoe Carnival, Inc. (b)	8,600	382,356
Sleep Number Corp. (a)(b)	21,930	739,041
Sportsman's Warehouse Holdings, Inc. (a)(b)	40,983	234,013
Tandy Leather Factory, Inc. (a)(b)	5,773	43,586
The Children's Place Retail Stores, Inc. (b)	10,570	1,487,728
Tile Shop Holdings, Inc.	27,665	211,637
Tractor Supply Co.	64,335	5,679,494
Trans World Entertainment Corp. (a)	3,661	3,405
TravelCenters of America LLC (a)	25,541	111,103
Ulta Beauty, Inc. (a)	26,529	6,897,540
Urban Outfitters, Inc. (a)(b)	62,229	2,892,404
Winmark Corp.	2,210	329,732
Zumiez, Inc. (a)	13,387	417,005
		58,593,110
Textiles, Apparel & Luxury Goods - 0.4%
Carbon Black, Inc. (b)	34,850	882,751
Charles & Colvard Ltd. (a)	4,097	4,220
Columbia Sportswear Co.	36,828	3,340,300
Crocs, Inc. (a)(b)	41,108	849,291
Crown Crafts, Inc.	8,885	51,977
Differential Brands Group, Inc. (a)	3,423	16,499
Fossil Group, Inc. (a)(b)	27,464	622,609
G-III Apparel Group Ltd. (a)(b)	26,962	1,226,232
Kingold Jewelry, Inc. (a)(b)	26,949	33,686
Lakeland Industries, Inc. (a)	6,566	86,671
lululemon athletica, Inc. (a)	66,723	10,337,394
Newmark Group, Inc.	80,363	1,032,665
Perry Ellis International, Inc. (a)	12,236	336,857
PetIQ, Inc. Class A (a)(b)	8,513	333,369
Pinduoduo, Inc. ADR (b)	57,830	1,119,011
Rocky Brands, Inc.	7,518	226,668
Sequential Brands Group, Inc. (a)(b)	33,822	60,880
Sonos, Inc. (b)	52,200	1,005,372
Steven Madden Ltd.	30,584	1,778,460
Superior Group of Companies, Inc.	8,722	165,282
Vera Bradley, Inc. (a)	18,019	264,159
		23,774,353

TOTAL CONSUMER DISCRETIONARY		1,081,131,645

CONSUMER STAPLES - 3.8%
Beverages - 1.4%
Celsius Holdings, Inc. (a)(b)	27,686	126,525
Coca-Cola Bottling Co. Consolidated	3,767	638,733
Craft Brew Alliance, Inc. (a)(b)	16,286	308,620
MGP Ingredients, Inc. (b)	8,865	683,580
Monster Beverage Corp. (a)	242,000	14,735,380
National Beverage Corp. (b)	24,871	2,930,799
New Age Beverages Corp. (a)(b)	18,518	27,407
PepsiCo, Inc.	612,823	68,642,304
Primo Water Corp. (a)	22,295	445,900
		88,539,248
Food & Staples Retailing - 1.3%
Andersons, Inc.	14,921	609,523
Casey's General Stores, Inc. (b)	19,834	2,264,448
Chefs' Warehouse Holdings (a)(b)	15,133	444,910
China Jo-Jo Drugstores, Inc. (a)	8,777	11,761
Costco Wholesale Corp.	189,000	44,061,570
G Willi-Food International Ltd. (a)	4,242	29,652
Ingles Markets, Inc. Class A	11,952	429,674
PriceSmart, Inc. (b)	17,300	1,502,505
SpartanNash Co.	18,179	388,122
Sprouts Farmers Market LLC (a)(b)	71,511	1,892,896
United Natural Foods, Inc. (a)(b)	28,795	1,022,510
Walgreens Boots Alliance, Inc.	429,900	29,473,944
		82,131,515
Food Products - 1.1%
Alico, Inc.	5,485	177,166
Bridgford Foods Corp. (a)	457	6,425
Cal-Maine Foods, Inc.	23,771	1,175,476
Calavo Growers, Inc. (b)	9,217	975,619
Farmer Brothers Co. (a)(b)	11,563	335,327
Freshpet, Inc. (a)(b)	18,533	688,501
Future FinTech Group, Inc. (a)(b)	213	279
Hostess Brands, Inc. Class A (a)(b)	52,454	616,859
J&J Snack Foods Corp. (b)	10,098	1,469,259
John B. Sanfilippo & Son, Inc.	4,608	336,707
Lancaster Colony Corp. (b)	14,480	2,262,790
Landec Corp. (a)	22,245	299,195
Lifeway Foods, Inc. (a)	8,620	31,032
Limoneira Co.	11,551	356,348
Mondelez International, Inc.	634,405	27,101,782
nLIGHT, Inc. (a)	19,849	611,548
Origin Agritech Ltd. (a)(b)	1,140	7,513
Pilgrim's Pride Corp. (a)(b)	131,026	2,422,671
Pingtan Marine Enterprise Ltd. (b)	37,129	107,674
S&W Seed Co. (a)(b)	10,249	32,797
Sanderson Farms, Inc. (b)	11,962	1,265,101
Seneca Foods Corp. Class A (a)	5,997	193,703
SunOpta, Inc. (a)	45,709	349,674
The Hain Celestial Group, Inc. (a)(b)	57,981	1,655,937
The Kraft Heinz Co.	524,382	30,555,739
The Simply Good Foods Co. (a)(b)	37,031	666,558
		73,701,680
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	27,533	1,000,274
WD-40 Co. (b)	7,272	1,290,416
		2,290,690
Personal Products - 0.0%
Inter Parfums, Inc.	17,219	1,124,401
LifeVantage Corp. (a)(b)	12,732	159,914
Mannatech, Inc.	1,439	27,125
Natural Alternatives International, Inc. (a)	3,874	36,803
Natural Health Trends Corp.	6,237	165,093
Nature's Sunshine Products, Inc. (a)	9,832	88,488
Neptune Technologies & Bioressources, Inc. (a)(b)	76,890	309,328
Reliv International, Inc. (a)	131	642
United-Guardian, Inc.	2,237	41,049
Veru, Inc. (a)(b)	11,933	23,747
		1,976,590

TOTAL CONSUMER STAPLES		248,639,723

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock, Inc.	1	13
CSI Compressco LP	27,393	161,893
Dawson Geophysical Co.	12,053	74,729
ENGlobal Corp. (a)	12,532	13,033
Geospace Technologies Corp. (a)	15,645	221,064
Gulf Island Fabrication, Inc.	14,634	138,291
Mammoth Energy Services, Inc. (b)	24,626	676,722
Matrix Service Co. (a)	14,130	295,317
Mitcham Industries, Inc. (a)	6,441	25,764
NCS Multistage Holdings, Inc. (a)(b)	29,159	474,417
Ocean Rig UDW, Inc. (United States) (a)	47,578	1,288,412
Patterson-UTI Energy, Inc.	115,875	1,984,939
PHI, Inc. (non-vtg.) (a)	5,044	41,109
Profire Energy, Inc. (a)	42,605	121,424
RigNet, Inc. (a)	10,255	167,157
SAExploration Holdings, Inc. (a)(b)	7,848	5,337
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(d)	30	0
warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)(b)	21,813	108,629
Synthesis Energy Systems, Inc. (a)(b)	7,185	17,963
		5,816,213
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	86,340	194,265
Aemetis, Inc. (a)	5,390	6,684
Alliance Resource Partners LP	70,562	1,418,296
Alta Mesa Resources, Inc. Class A (a)(b)	100,566	476,683
Amplify Energy Corp. warrants 5/4/22 (a)	717	108
Approach Resources, Inc. (a)(b)	62,664	135,354
Berry Petroleum Corp.	42,400	694,936
Blueknight Energy Partners LP	24,490	60,001
Calumet Specialty Products Partners LP (a)	49,104	338,818
Capital Product Partners LP	69,888	208,965
Carrizo Oil & Gas, Inc. (a)	46,912	1,136,209
Centennial Resource Development, Inc. Class A (a)(b)	140,567	2,708,726
Clean Energy Fuels Corp. (a)	106,285	292,284
Diamondback Energy, Inc. (b)	51,936	6,288,411
Dorchester Minerals LP	24,044	447,820
Extraction Oil & Gas, Inc. (a)(b)	95,555	1,103,660
Gevo, Inc. (a)	116	447
Golar LNG Ltd.	51,425	1,314,423
Golar LNG Partners LP	40,472	547,181
Green Plains Partners LP	13,251	201,415
Green Plains, Inc. (b)	21,706	385,282
Gulfport Energy Corp. (a)	95,542	1,123,574
Hallador Energy Co.	17,199	105,086
Hongli Clean Energy Technologies Corp. (a)(c)	448	2,074
Isramco, Inc. (a)	1,333	155,561
Legacy Reserves LP (a)	40,309	217,266
Lonestar Resources U.S., Inc. (a)	22,387	203,498
Marine Petroleum Trust	339	1,359
Martin Midstream Partners LP	22,574	256,215
Mid-Con Energy Partners LP (a)	9,638	14,650
Nextdecade Corp. (a)(b)	60,743	412,445
Pacific Ethanol, Inc. (a)	18,137	33,553
PDC Energy, Inc. (a)	34,350	1,809,902
Penn Virginia Corp. (a)	8,755	778,670
PrimeEnergy Corp. (a)	309	22,866
Ramaco Resources, Inc. (a)(b)	21,088	167,650
Renewable Energy Group, Inc. (a)(b)	19,160	516,362
StealthGas, Inc. (a)	17,223	61,314
Tellurian, Inc. (a)(b)	124,885	1,207,638
Torchlight Energy Resources, Inc. (a)(b)	26,806	31,363
TransGlobe Energy Corp. (a)	77,310	258,885
U.S. Energy Corp. (a)	529	494
Ultra Petroleum Corp. (a)(b)	91,937	120,437
Vertex Energy, Inc. (a)	16,128	20,644
Viper Energy Partners LP	27,270	1,061,076
Westwater Resources, Inc. (a)(b)	11,627	2,561
Zion Oil & Gas, Inc. (a)(b)	30,832	57,039
		26,602,150

TOTAL ENERGY		32,418,363

FINANCIALS - 6.4%
Banks - 3.0%
1st Constitution Bancorp	4,489	94,942
1st Source Corp.	16,617	930,386
Access National Corp. (b)	13,257	359,795
ACNB Corp.	3,707	132,711
Allegiance Bancshares, Inc. (a)	9,473	422,022
American National Bankshares, Inc.	4,566	187,891
American River Bankshares	3,241	49,004
Ameris Bancorp	27,117	1,346,359
Ames National Corp.	5,624	170,126
Anchor Bancorp (a)	1,380	39,537
Arrow Financial Corp.	7,298	287,176
Atlantic Capital Bancshares, Inc. (a)	20,721	378,158
BancFirst Corp.	20,722	1,322,064
Bancorp, Inc., Delaware (a)	36,694	368,041
Bank of Commerce Holdings	7,378	95,176
Bank of Marin Bancorp	6,044	532,779
Bank of the Ozarks, Inc.	67,812	2,743,674
Bankwell Financial Group, Inc.	3,662	115,353
Banner Corp.	17,030	1,095,540
BCB Bancorp, Inc.	8,286	123,047
Blue Hills Bancorp, Inc.	17,058	392,334
BOK Financial Corp. (b)	34,483	3,536,232
Boston Private Financial Holdings, Inc.	54,176	782,843
Bridge Bancorp, Inc.	14,538	508,830
Brookline Bancorp, Inc., Delaware (b)	43,929	797,311
Bryn Mawr Bank Corp.	10,749	524,551
C & F Financial Corp.	2,556	159,239
Camden National Corp.	9,456	432,517
Capital City Bank Group, Inc.	16,256	398,597
Capstar Financial Holdings, Inc. (b)	8,430	147,272
Carolina Financial Corp.	11,075	455,736
Cathay General Bancorp	42,540	1,799,442
Centerstate Banks of Florida, Inc.	44,206	1,353,588
Central Valley Community Bancorp	7,252	156,716
Century Bancorp, Inc. Class A (non-vtg.)	2,015	143,569
Chemical Financial Corp. (b)	37,463	2,139,887
Chemung Financial Corp.	3,113	130,746
Citizens Holding Co.	1,310	30,327
City Holding Co. (b)	11,138	903,069
Civista Bancshares, Inc. (b)	8,204	195,912
CNB Financial Corp., Pennsylvania	9,872	304,354
CoBiz, Inc.	33,285	767,219
Codorus Valley Bancorp, Inc.	5,029	157,357
Colony Bankcorp, Inc.	3,930	69,168
Columbia Banking Systems, Inc. (b)	38,920	1,644,370
Commerce Bancshares, Inc. (b)	56,148	3,989,877
Community Bankers Trust Corp. (a)	16,444	148,818
Community Financial Corp.	2,945	98,069
Community Trust Bancorp, Inc.	10,703	528,728
ConnectOne Bancorp, Inc. (b)	20,190	497,684
County Bancorp, Inc.	3,530	88,179
CVB Financial Corp. (b)	67,430	1,621,692
DNB Financial Corp.	2,276	77,953
Eagle Bancorp Montana, Inc.	2,037	37,888
Eagle Bancorp, Inc. (a)	20,439	1,100,640
East West Bancorp, Inc.	76,488	4,848,574
Enterprise Bancorp, Inc.	6,421	230,963
Enterprise Financial Services Corp.	12,057	678,809
Equity Bancshares, Inc. (a)	10,160	412,394
Farmers & Merchants Bancorp, Inc. (b)	5,124	233,091
Farmers National Banc Corp.	15,930	252,491
Fidelity Southern Corp.	20,728	503,690
Fifth Third Bancorp	363,215	10,689,417
Financial Institutions, Inc.	9,689	312,955
First Bancorp, North Carolina	16,272	678,868
First Bancshares, Inc.	8,966	368,054
First Bank Hamilton New Jersey	14,532	207,808
First Busey Corp.	30,575	979,929
First Citizen Bancshares, Inc.	5,801	2,755,533
First Community Bancshares, Inc.	13,267	445,373
First Community Corp.	3,289	82,718
First Connecticut Bancorp, Inc.	8,425	267,073
First Financial Bancorp, Ohio (b)	50,984	1,600,898
First Financial Bankshares, Inc. (b)	36,665	2,214,566
First Financial Corp., Indiana	6,418	330,206
First Financial Northwest, Inc.	9,535	166,481
First Foundation, Inc. (a)	23,394	378,515
First Guaranty Bancshares, Inc. (b)	6,656	166,333
First Hawaiian, Inc.	71,406	2,070,060
First Internet Bancorp	8,630	271,414
First Interstate Bancsystem, Inc.	17,823	827,878
First Merchants Corp.	26,366	1,268,732
First Mid-Illinois Bancshares, Inc.	10,420	428,158
First Midwest Bancorp, Inc., Delaware	54,983	1,494,438
First Northwest Bancorp (a)	6,090	101,947
First of Long Island Corp.	18,772	409,230
Flushing Financial Corp.	19,256	499,116
Fulton Financial Corp.	91,796	1,670,687
German American Bancorp, Inc. (b)	17,425	655,006
Glacier Bancorp, Inc. (b)	45,158	2,062,817
Great Southern Bancorp, Inc.	10,419	617,847
Green Bancorp, Inc.	19,622	470,928
Grupo Financiero Galicia SA sponsored ADR	33,526	754,335
Guaranty Bancorp	15,405	481,406
Guaranty Bancshares, Inc. Texas	5,682	178,699
Hancock Whitney Corp.	44,778	2,308,306
Hanmi Financial Corp.	20,339	530,848
HarborOne Bancorp, Inc. (a)	17,068	336,410
Hawthorn Bancshares, Inc.	762	16,878
Heartland Financial U.S.A., Inc. (b)	18,184	1,105,587
Heritage Commerce Corp.	29,498	467,248
Heritage Financial Corp., Washington (b)	17,926	650,714
Home Bancshares, Inc. (b)	92,056	2,155,031
HomeTrust Bancshares, Inc. (a)	10,028	288,806
Hope Bancorp, Inc.	71,026	1,243,665
Horizon Bancorp, Inc. Indiana	28,426	580,743
Howard Bancorp, Inc. (a)	11,970	208,877
Huntington Bancshares, Inc.	581,594	9,427,639
IBERIABANK Corp.	29,836	2,585,289
Independent Bank Corp.	20,718	516,914
Independent Bank Corp., Massachusetts (b)	15,951	1,453,136
Independent Bank Group, Inc. (b)	15,269	1,057,378
International Bancshares Corp.	40,448	1,894,989
Investar Holding Corp.	6,123	168,076
Investors Bancorp, Inc.	158,963	2,034,726
Lakeland Bancorp, Inc.	40,167	775,223
Lakeland Financial Corp. (b)	16,292	802,707
Landmark Bancorp, Inc.	2,209	64,503
LCNB Corp.	10,503	195,356
LegacyTexas Financial Group, Inc. (b)	27,519	1,273,304
Live Oak Bancshares, Inc. (b)	19,604	593,021
Macatawa Bank Corp.	18,076	225,408
MB Financial, Inc.	44,313	2,147,408
MBT Financial Corp.	15,269	167,196
Mercantile Bank Corp.	10,872	384,978
Midland States Bancorp, Inc.	16,529	569,093
MidWestOne Financial Group, Inc.	6,443	216,098
MutualFirst Financial, Inc.	4,521	171,798
National Bankshares, Inc.	3,435	158,010
National Commerce Corp. (a)	12,596	554,224
NBT Bancorp, Inc.	26,688	1,080,330
Nicolet Bankshares, Inc. (a)	5,764	319,095
Northeast Bancorp (b)	4,229	92,192
Northrim Bancorp, Inc.	4,668	207,959
Norwood Financial Corp.	3,112	122,115
Oak Valley Bancorp Oakdale California	4,371	91,660
Old Line Bancshares, Inc.	13,514	462,179
Old National Bancorp, Indiana (b)	79,919	1,622,356
Old Point Financial Corp.	2,751	73,177
Old Second Bancorp, Inc.	21,866	337,830
Opus Bank	23,539	667,331
Orrstown Financial Services, Inc.	6,448	167,970
Pacific Mercantile Bancorp (a)	11,962	120,816
Pacific Premier Bancorp, Inc. (a)	41,228	1,630,567
PacWest Bancorp	65,916	3,328,099
Patriot National Bancorp, Inc. (b)	1,723	33,771
PCSB Financial Corp.	14,340	294,257
Peapack-Gladstone Financial Corp.	13,648	455,980
Penns Woods Bancorp, Inc.	2,428	109,940
People's Utah Bancorp	10,817	391,035
Peoples Bancorp of North Carolina	2,809	85,731
Peoples Bancorp, Inc.	13,997	501,932
Peoples Financial Services Corp.	3,750	172,425
Peoples United Financial, Inc.	183,252	3,391,995
Pinnacle Financial Partners, Inc. (b)	41,043	2,649,326
Popular, Inc.	53,823	2,709,450
Preferred Bank, Los Angeles	9,881	604,816
Premier Financial Bancorp, Inc.	6,962	135,759
QCR Holdings, Inc.	9,138	397,503
Randolph Bancorp, Inc. (a)	3,346	57,217
Reliant Bancorp, Inc. (b)	8,340	229,767
Renasant Corp. (b)	26,543	1,239,293
Republic Bancorp, Inc., Kentucky Class A	11,825	574,813
Republic First Bancorp, Inc. (a)	37,362	291,424
S&T Bancorp, Inc. (b)	20,420	952,797
Salisbury Bancorp, Inc.	1,410	59,220
Sandy Spring Bancorp, Inc.	18,543	723,177
SB Financial Group, Inc.	2,487	49,989
Sb One Bancorp	5,449	151,482
Seacoast Banking Corp., Florida (a)(b)	24,756	782,785
Select Bancorp, Inc. New (a)	6,715	86,019
ServisFirst Bancshares, Inc. (b)	31,925	1,375,968
Shore Bancshares, Inc.	8,029	150,865
Sierra Bancorp	8,669	257,209
Signature Bank	29,156	3,374,515
Simmons First National Corp. Class A	48,669	1,537,940
SmartFinancial, Inc. (a)	6,702	164,735
Sound Financial Bancorp, Inc.	560	22,148
South State Corp. (b)	19,229	1,585,431
Southern First Bancshares, Inc. (a)	3,716	154,586
Southern National Bancorp of Virginia, Inc.	14,443	253,475
Southside Bancshares, Inc.	18,447	656,713
State Bank Financial Corp.	21,960	715,457
Stock Yards Bancorp, Inc.	16,337	632,242
Summit Financial Group, Inc.	8,817	222,188
Summit State Bank	3,173	48,706
SVB Financial Group (a)	28,073	9,060,561
Texas Capital Bancshares, Inc. (a)	26,188	2,328,113
The Bank of Princeton (b)	3,503	115,249
The First Bancorp, Inc.	5,730	167,774
TowneBank	39,887	1,300,316
Trico Bancshares	20,207	785,648
TriState Capital Holdings, Inc. (a)(b)	23,198	690,141
Triumph Bancorp, Inc. (a)	13,714	582,159
Trustmark Corp.	44,476	1,578,008
UMB Financial Corp. (b)	26,185	1,970,159
Umpqua Holdings Corp.	116,052	2,483,513
Union Bankshares Corp.	34,602	1,439,443
Union Bankshares, Inc.	2,141	112,403
United Bankshares, Inc., West Virginia (b)	54,966	2,165,660
United Community Bank, Inc.	45,447	1,378,862
United Security Bancshares, Inc.	3,330	37,130
Unity Bancorp, Inc.	5,218	127,319
Univest Corp. of Pennsylvania	18,579	529,502
Veritex Holdings, Inc. (a)	12,734	389,915
Washington Trust Bancorp, Inc. (b)	11,648	698,880
Wellesley Bancorp, Inc.	1,635	54,936
WesBanco, Inc.	31,582	1,558,572
West Bancorp., Inc.	8,623	208,245
Westamerica Bancorp. (b)	16,135	1,033,124
Wintrust Financial Corp.	29,644	2,624,976
Zions Bancorporation (b)	103,830	5,533,101
		194,872,985
Capital Markets - 1.9%
B. Riley Financial, Inc. (b)	14,066	322,111
BGC Partners, Inc. Class A	154,607	1,920,219
Blucora, Inc. (a)	26,443	957,237
Brighthouse Financial, Inc. (a)(b)	63,132	2,620,609
Capital Southwest Corp. (b)	11,586	223,610
Capitala Finance Corp.	9,727	85,403
Carlyle Group LP	54,147	1,256,210
Cboe Global Markets, Inc.	43,076	4,342,061
China Finance Online Co. Ltd. ADR (a)(b)	8,455	15,050
China Internet Nationwide Financial Services, Inc. (b)	11,616	116,276
CM Finance, Inc.	10,178	93,638
CME Group, Inc. (b)	179,983	31,448,430
Cowen Group, Inc. Class A (a)(b)	15,542	236,238
Diamond Hill Investment Group, Inc.	2,071	386,428
E*TRADE Financial Corp. (a)	138,844	8,172,358
Hamilton Lane, Inc. Class A	13,762	671,310
Harvest Capital Credit Corp.	3,546	39,361
Hennessy Advisors, Inc.	3,812	55,274
Horizon Technology Finance Corp.	12,178	137,855
iFresh, Inc. (a)(b)	6,078	20,787
Interactive Brokers Group, Inc.	38,395	2,386,633
INTL FCStone, Inc. (a)(b)	11,087	618,211
LPL Financial	46,959	3,110,564
MarketAxess Holdings, Inc. (b)	19,811	3,760,524
Morningstar, Inc.	22,695	3,229,952
Newtek Business Services Corp. (b)	17,076	395,480
Northern Trust Corp.	119,212	12,810,522
SEI Investments Co.	83,484	5,266,171
Siebert Financial Corp. (a)(b)	13,759	217,392
Silvercrest Asset Management Group Class A	5,385	85,352
T. Rowe Price Group, Inc.	128,306	14,869,382
TD Ameritrade Holding Corp.	279,686	16,381,209
The NASDAQ OMX Group, Inc.	87,545	8,355,295
TheStreet.com, Inc. (a)	25,607	53,519
U.S. Global Investments, Inc. Class A	15,643	25,342
Value Line, Inc.	5,177	126,371
Virtu Financial, Inc. Class A	22,240	484,832
Virtus Investment Partners, Inc.	4,331	558,699
Wins Finance Holdings, Inc. (a)(b)	9,151	640,570
WisdomTree Investments, Inc.	80,424	661,085
Yintech Investment Holdings Ltd. sponsored ADR (b)	5,350	39,055
		127,196,625
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	2,291	6,461
Consumer Portfolio Services, Inc. (a)	11,810	45,587
Credit Acceptance Corp. (a)(b)	10,144	4,632,866
Encore Capital Group, Inc. (a)(b)	18,864	730,980
EZCORP, Inc. (non-vtg.) Class A (a)(b)	27,154	301,409
Navient Corp.	148,246	2,022,075
Nicholas Financial, Inc. (a)	4,973	58,532
PRA Group, Inc. (a)(b)	26,291	960,936
SLM Corp. (a)	242,531	2,842,463
World Acceptance Corp. (a)	6,070	719,963
		12,321,272
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,619	48,241
Ability, Inc. (a)(b)	463	1,755
China Commercial Credit, Inc. (a)(b)	11,141	9,365
Columbia Financial, Inc.	60,329	1,021,370
Focus Financial Partners, Inc. Class A (b)	22,830	960,915
GDS Holdings Ltd. ADR (a)(b)	25,767	983,526
GTY Technology Holdings, Inc. Class A (a)	28,848	292,519
Marlin Business Services Corp.	10,171	290,891
RBB Bancorp (b)	8,596	246,275
		3,854,857
Insurance - 0.8%
1347 Property Insurance Holdings, Inc. (a)	2,663	18,375
AMBAC Financial Group, Inc. (a)	23,824	503,401
American National Insurance Co. (b)	14,054	1,803,690
Amerisafe, Inc. (b)	10,118	645,528
AmTrust Financial Services, Inc. (b)	102,654	1,492,589
Arch Capital Group Ltd. (a)	214,567	6,559,313
Atlas Financial Holdings, Inc. (a)	12,786	131,057
Cincinnati Financial Corp.	86,529	6,634,178
Conifer Holdings, Inc. (a)	3,170	19,496
Donegal Group, Inc. Class A	11,965	172,894
eHealth, Inc. (a)	12,701	370,742
EMC Insurance Group	11,623	298,479
Enstar Group Ltd. (a)	9,395	2,005,833
Erie Indemnity Co. Class A (b)	25,271	3,121,727
Fanhua, Inc. ADR	19,517	454,356
Fednat Holding Co.	9,090	239,067
Global Indemnity Ltd.	6,861	270,529
Greenlight Capital Re, Ltd. (a)	16,462	211,537
Hallmark Financial Services, Inc. (a)	9,995	112,244
Health Insurance Innovations, Inc. (a)	7,603	402,199
Investors Title Co.	1,165	226,010
James River Group Holdings Ltd.	15,667	641,564
Kingstone Companies, Inc.	5,340	99,057
Kinsale Capital Group, Inc.	12,990	789,402
Maiden Holdings Ltd.	46,546	176,875
National General Holdings Corp.	56,437	1,541,294
National Western Life Group, Inc.	1,801	587,036
Navigators Group, Inc.	15,538	1,087,660
NI Holdings, Inc. (a)	11,932	201,412
Oxbridge Re Holdings Ltd.	1,344	2,486
Principal Financial Group, Inc.	151,736	8,374,310
Protective Insurance Corp. Class B	6,937	163,020
Safety Insurance Group, Inc.	9,688	936,830
Selective Insurance Group, Inc.	30,943	1,986,541
State Auto Financial Corp. (b)	22,787	715,284
Tiptree, Inc.	19,919	129,474
Trupanion, Inc. (a)(b)	17,525	669,280
Unico American Corp. (a)	761	5,479
United Fire Group, Inc.	13,088	648,249
United Insurance Holdings Corp.	27,483	572,471
Willis Group Holdings PLC	71,812	10,575,753
		55,596,721
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	252,158	4,796,045
American Capital Mortgage Investment Corp.	24,120	472,752
Manhattan Bridge Capital, Inc.	5,249	34,906
New York Mortgage Trust, Inc. (b)	65,254	417,626
		5,721,329
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	8,763	827,665
Thrifts & Mortgage Finance - 0.3%
America First Tax Exempt Investors LP	39,141	231,910
BankFinancial Corp.	14,628	233,317
Beneficial Bancorp, Inc.	46,500	818,400
BofI Holding, Inc. (a)(b)	34,118	1,270,554
BSB Bancorp, Inc. (a)(b)	6,930	230,769
Capitol Federal Financial, Inc.	72,755	961,094
Carver Bancorp, Inc. (a)(b)	695	3,267
Charter Financial Corp.	10,050	250,346
Citizens Community Bancorp, Inc.	3,814	53,777
Dime Community Bancshares, Inc.	28,629	519,616
Entegra Financial Corp. (a)	4,492	123,530
First Capital, Inc.	704	28,160
First Defiance Financial Corp.	14,450	462,256
FS Bancorp, Inc.	2,010	117,243
Greene County Bancorp, Inc. (b)	3,965	138,577
Hingham Institution for Savings	1,454	315,533
HMN Financial, Inc. (a)	2,379	49,245
Home Bancorp, Inc.	7,434	340,106
HomeStreet, Inc. (a)	17,959	528,893
HopFed Bancorp, Inc.	3,975	67,575
Kearny Financial Corp.	52,753	722,716
Lendingtree, Inc. (a)(b)	6,569	1,664,256
Meridian Bancorp, Inc. Maryland	33,634	602,049
Meta Financial Group, Inc.	5,140	445,124
MMA Capital Management, LLC (a)	3,757	98,997
NMI Holdings, Inc. (a)(b)	38,659	835,034
Northfield Bancorp, Inc.	40,297	656,035
Northwest Bancshares, Inc. (b)	55,424	1,009,825
OceanFirst Financial Corp.	26,385	770,442
Oritani Financial Corp. (b)	30,646	496,465
PB Bancorp, Inc.	4,855	57,289
Provident Bancorp, Inc. (a)	7,196	203,647
Prudential Bancorp, Inc.	4,228	77,711
Riverview Bancorp, Inc.	11,994	118,141
Severn Bancorp, Inc.	318	2,894
Southern Missouri Bancorp, Inc.	5,303	212,120
TFS Financial Corp. (b)	146,964	2,269,124
Timberland Bancorp, Inc.	4,312	153,119
Trustco Bank Corp., New York	71,787	664,030
United Community Financial Corp.	40,273	416,826
United Financial Bancorp, Inc. New	28,400	504,668
Washington Federal, Inc.	44,185	1,506,709
Waterstone Financial, Inc.	20,236	341,988
Westfield Financial, Inc.	19,217	204,661
WMI Holdings Corp. (a)	158,362	239,127
WSFS Financial Corp.	20,532	1,001,962
		22,019,127

TOTAL FINANCIALS		422,410,581

HEALTH CARE - 10.7%
Biotechnology - 6.1%
Abeona Therapeutics, Inc. (a)(b)	21,245	327,173
AC Immune SA (a)(b)	32,299	300,058
ACADIA Pharmaceuticals, Inc. (a)(b)	69,313	985,631
Acceleron Pharma, Inc. (a)(b)	27,847	1,504,295
Achaogen, Inc. (a)(b)	23,844	126,135
Achillion Pharmaceuticals, Inc. (a)	100,610	347,105
Acorda Therapeutics, Inc. (a)	24,577	707,818
Adamas Pharmaceuticals, Inc. (a)(b)	14,212	327,302
Adaptimmune Therapeutics PLC sponsored ADR (a)	39,248	452,137
ADMA Biologics, Inc. (a)(b)	30,497	194,876
Aduro Biotech, Inc. (a)(b)	51,260	379,324
Adverum Biotechnologies, Inc. (a)(b)	45,492	345,739
Aeglea BioTherapeutics, Inc. (a)	17,024	186,072
AEterna Zentaris, Inc. (a)	7,447	13,554
Affimed NV (a)(b)	51,220	279,149
Agenus, Inc. (a)(b)	39,702	87,741
Agios Pharmaceuticals, Inc. (a)(b)	30,995	2,501,916
Aileron Therapeutics, Inc. (a)	7,052	20,592
Aimmune Therapeutics, Inc. (a)(b)	32,857	917,039
Akebia Therapeutics, Inc. (a)	41,105	337,472
Albireo Pharma, Inc. (a)	8,861	306,413
Alcobra Pharma Ltd. (a)(b)	5,645	45,668
Alder Biopharmaceuticals, Inc. (a)(b)	38,201	691,438
Aldeyra Therapeutics, Inc. (a)	9,297	78,560
Alexion Pharmaceuticals, Inc. (a)	96,889	11,843,711
Alkermes PLC (a)(b)	83,061	3,724,455
Alnylam Pharmaceuticals, Inc. (a)(b)	56,153	6,888,289
Alpine Immune Sciences, Inc. (a)	7,313	49,143
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	511,082
Amarin Corp. PLC ADR (a)(b)	181,319	572,968
Amgen, Inc.	285,003	56,946,449
Amicus Therapeutics, Inc. (a)(b)	107,587	1,450,273
AnaptysBio, Inc. (a)(b)	12,257	1,086,460
Anavex Life Sciences Corp. (a)(b)	22,119	59,058
Apellis Pharmaceuticals, Inc. (a)(b)	32,346	626,219
Applied Genetic Technologies Corp. (a)	10,003	44,513
Aptevo Therapeutics, Inc. (a)	22,122	122,113
AquaBounty Technologies, Inc. (a)(b)	28,451	84,215
Aquinox Pharmaceuticals, Inc. (a)	21,270	66,362
Arbutus Biopharma Corp. (a)(b)	27,623	251,369
Arena Pharmaceuticals, Inc. (a)(b)	25,982	1,009,141
Argenx SE ADR (a)	9,981	936,517
ArQule, Inc. (a)	57,101	378,580
Array BioPharma, Inc. (a)(b)	110,836	1,725,717
Arrowhead Pharmaceuticals, Inc. (a)(b)	49,309	727,801
Ascendis Pharma A/S sponsored ADR (a)	19,989	1,418,819
Atara Biotherapeutics, Inc. (a)(b)	23,297	954,012
Athersys, Inc. (a)(b)	104,254	214,763
aTyr Pharma, Inc. (a)(b)	5,317	3,838
Audentes Therapeutics, Inc. (a)	20,807	757,375
Aurinia Pharmaceuticals, Inc. (a)(b)	64,985	362,616
AVEO Pharmaceuticals, Inc. (a)(b)	89,830	268,592
Avid Bioservices, Inc. (a)	29,117	213,136
BeiGene Ltd. ADR (a)(b)	19,535	3,468,049
Bellicum Pharmaceuticals, Inc. (a)(b)	22,452	162,328
BioCryst Pharmaceuticals, Inc. (a)(b)	67,634	484,259
Biogen, Inc. (a)	90,980	32,160,520
BioLine RX Ltd. sponsored ADR (a)(b)	57,628	53,594
BioMarin Pharmaceutical, Inc. (a)	77,142	7,712,657
Biospecifics Technologies Corp. (a)	5,980	320,767
bluebird bio, Inc. (a)(b)	26,357	4,435,883
Blueprint Medicines Corp. (a)	23,874	1,830,420
BrainStorm Cell Therpeutic, Inc. (a)(b)	29,253	115,842
Calithera Biosciences, Inc. (a)	16,354	89,129
Calyxt, Inc. (a)(b)	19,626	332,268
Cancer Genetics, Inc. (a)(b)	29,432	26,648
Capricor Therapeutics, Inc. (a)(b)	12,301	14,884
Cara Therapeutics, Inc. (a)(b)	19,895	401,282
CareDx, Inc. (a)	20,371	495,219
CASI Pharmaceuticals, Inc. (a)	47,269	328,520
Catalyst Biosciences, Inc. (a)	8,396	91,768
Catalyst Pharmaceutical Partners, Inc. (a)	48,487	163,401
Celgene Corp. (a)	312,203	29,487,573
Celldex Therapeutics, Inc. (a)	245,423	123,202
Cellectis SA sponsored ADR (a)	8,366	246,546
Cellular Biomedicine Group, Inc. (a)(b)	8,798	186,958
Celsion Corp. (a)	9,296	26,494
ChemoCentryx, Inc. (a)	25,797	340,004
Chimerix, Inc. (a)	27,141	108,293
China Biologic Products Holdings, Inc. (a)(b)	17,937	1,608,231
Cidara Therapeutics, Inc. (a)(b)	11,639	49,466
Cleveland Biolabs, Inc. (a)(b)	4,912	9,382
Clovis Oncology, Inc. (a)(b)	28,521	1,019,626
Coherus BioSciences, Inc. (a)(b)	35,228	709,844
Conatus Pharmaceuticals, Inc. (a)	13,278	74,490
Concert Pharmaceuticals, Inc. (a)	16,713	263,564
ContraFect Corp. (a)	39,097	86,013
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	266,187
Corvus Pharmaceuticals, Inc. (a)(b)	22,350	244,956
CRISPR Therapeutics AG (a)(b)	26,023	1,474,723
CTI BioPharma Corp. (a)	48,952	92,030
Curis, Inc. (a)(b)	28,909	49,145
Cyclacel Pharmaceuticals, Inc. (a)	2,985	4,567
Cytokinetics, Inc. (a)	37,780	298,462
CytomX Therapeutics, Inc. (a)	23,173	521,161
CytRx Corp. (a)(b)	40,315	45,556
DBV Technologies SA sponsored ADR (a)	18,600	413,664
Deciphera Pharmaceuticals, Inc. (a)(b)	19,458	719,751
DelMar Pharmaceuticals, Inc. (a)(b)	4,500	2,363
Denali Therapeutics, Inc. (a)(b)	54,017	1,060,354
Dicerna Pharmaceuticals, Inc. (a)	31,417	497,959
Dyax Corp. rights 12/31/19 (a)(c)	43,075	172,300
Dynavax Technologies Corp. (a)(b)	23,641	327,428
Eagle Pharmaceuticals, Inc. (a)(b)	7,815	540,251
Edge Therapeutics, Inc. (a)(b)	94,051	83,705
Editas Medicine, Inc. (a)(b)	29,210	958,964
Eiger Biopharmaceuticals, Inc. (a)	4,713	60,798
Enanta Pharmaceuticals, Inc. (a)	10,515	956,129
Epizyme, Inc. (a)(b)	37,039	437,060
Esperion Therapeutics, Inc. (a)(b)	14,096	697,611
Exact Sciences Corp. (a)(b)	51,814	3,880,350
Exelixis, Inc. (a)(b)	156,273	2,936,370
Fate Therapeutics, Inc. (a)(b)	32,263	415,870
Fibrocell Science, Inc. (a)(b)	1,683	3,332
FibroGen, Inc. (a)	45,125	2,759,394
Five Prime Therapeutics, Inc. (a)	18,559	259,826
Flexion Therapeutics, Inc. (a)(b)	22,770	521,433
Fortress Biotech, Inc. (a)(b)	23,750	46,788
Forward Pharma A/S sponsored ADR (a)	3,498	10,984
Galapagos Genomics NV sponsored ADR (a)(b)	5,742	582,009
Galectin Therapeutics, Inc. (a)(b)	16,710	108,114
Galmed Pharmaceuticals Ltd. (a)(b)	11,746	159,158
Genomic Health, Inc. (a)	20,676	1,264,751
GenVec, Inc. rights (a)(c)	385	0
Geron Corp. (a)(b)	89,652	513,706
Gilead Sciences, Inc.	559,745	42,389,489
Global Blood Therapeutics, Inc. (a)(b)	28,220	1,381,369
GlycoMimetics, Inc. (a)(b)	25,873	380,851
Grifols SA ADR (b)	80,663	1,754,420
GTx, Inc. (a)	15,451	369,588
Halozyme Therapeutics, Inc. (a)(b)	79,013	1,454,629
Heron Therapeutics, Inc. (a)	19,155	738,425
Idera Pharmaceuticals, Inc. (a)(b)	19,729	206,365
Immune Design Corp. (a)	38,414	145,973
ImmunoGen, Inc. (a)	78,314	798,020
Immunomedics, Inc. (a)(b)	88,490	2,367,992
Incyte Corp. (a)	92,996	6,873,334
Infinity Pharmaceuticals, Inc. (a)(b)	24,223	54,744
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	263,710
Insmed, Inc. (a)(b)	43,109	859,162
Insys Therapeutics, Inc. (a)(b)	49,048	458,599
Intec Pharma Ltd.(a)	17,341	68,497
Intellia Therapeutics, Inc. (a)(b)	24,396	754,568
Intercept Pharmaceuticals, Inc. (a)(b)	15,557	1,739,273
Ionis Pharmaceuticals, Inc. (a)(b)	67,551	3,086,405
Iovance Biotherapeutics, Inc. (a)(b)	56,895	1,007,042
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	76,221	1,466,492
Jounce Therapeutics, Inc. (a)(b)	23,443	184,028
Kalvista Pharmaceuticals, Inc. (a)(b)	4,913	83,521
Kamada (a)	21,224	126,283
Karyopharm Therapeutics, Inc. (a)	36,698	772,493
Keryx Biopharmaceuticals, Inc. (a)(b)	56,219	191,707
Kindred Biosciences, Inc. (a)	19,674	293,143
Kura Oncology, Inc. (a)(b)	21,217	434,949
La Jolla Pharmaceutical Co. (a)(b)	9,021	207,844
Leap Therapeutics, Inc. (a)	7,821	57,641
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	646,647
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	11,364	2,951,117
General CVR (a)	1,518	15
Glucagon CVR	1,518	99
rights (a)	1,518	10
TR Beta CVR (a)	1,518	106
Loxo Oncology, Inc. (a)	16,537	2,794,422
Macrogenics, Inc. (a)	25,781	563,830
Madrigal Pharmaceuticals, Inc. (a)(b)	7,515	1,797,663
MannKind Corp. (a)(b)	75,954	83,549
MediciNova, Inc. (a)(b)	25,966	316,006
MEI Pharma, Inc. (a)(b)	19,671	82,225
Mesoblast Ltd. sponsored ADR (a)	7,456	45,332
MiMedx Group, Inc. (a)(b)	58,544	310,283
Minerva Neurosciences, Inc. (a)	24,820	258,128
Miragen Therapeutics, Inc. (a)	18,278	113,506
Mirati Therapeutics, Inc. (a)(b)	15,842	895,865
Molecular Templates, Inc. (a)(b)	14,259	82,132
Momenta Pharmaceuticals, Inc. (a)	43,020	1,140,030
Myriad Genetics, Inc. (a)	38,156	1,899,787
NantKwest, Inc. (a)(b)	41,343	140,153
Natera, Inc. (a)	35,482	980,722
Neuralstem, Inc. (a)(b)	7,185	8,766
Neurocrine Biosciences, Inc. (a)	47,866	5,885,125
NewLink Genetics Corp. (a)(b)	31,809	98,608
Novavax, Inc. (a)(b)	244,379	381,231
Novelion Therapeutics, Inc. (a)(b)	10,729	40,556
Nymox Pharmaceutical Corp. (a)(b)	26,172	68,571
OncoMed Pharmaceuticals, Inc. (a)	20,139	46,320
OncoSec Medical, Inc. (a)(b)	27,890	41,835
Opko Health, Inc. (a)(b)	301,510	1,784,939
Organovo Holdings, Inc. (a)(b)	100,887	130,144
Ovid Therapeutics, Inc. (a)	29,214	194,857
PDL BioPharma, Inc. (a)(b)	72,841	176,275
Pieris Pharmaceuticals, Inc. (a)	45,039	249,516
Pluristem Therapeutics, Inc. (a)(b)	109,370	145,462
Polarityte, Inc. (a)(b)	11,669	333,500
Portola Pharmaceuticals, Inc. (a)(b)	35,710	1,065,944
Prana Biotechnology Ltd. ADR (a)	548	1,096
Progenics Pharmaceuticals, Inc. (a)(b)	44,482	348,294
ProQR Therapeutics BV (a)(b)	16,818	128,658
Protagonist Therapeutics, Inc. (a)	9,864	94,990
Proteon Therapeutics, Inc. (a)	2,550	5,993
Proteostasis Therapeutics, Inc. (a)(b)	17,880	48,097
Prothena Corp. PLC (a)(b)	20,886	317,885
PTC Therapeutics, Inc. (a)(b)	25,824	1,077,894
Puma Biotechnology, Inc. (a)(b)	19,906	874,869
Ra Pharmaceuticals, Inc. (a)(b)	27,123	330,901
Radius Health, Inc. (a)	23,750	488,538
Recro Pharma, Inc. (a)	8,008	51,091
Regeneron Pharmaceuticals, Inc. (a)	45,683	18,581,560
REGENXBIO, Inc. (a)	18,768	1,322,206
Regulus Therapeutics, Inc. (a)(b)	29,282	6,785
Repligen Corp. (a)(b)	23,817	1,307,077
Retrophin, Inc. (a)	21,000	665,490
Rigel Pharmaceuticals, Inc. (a)	85,359	291,074
Rubius Therapeutics, Inc. (b)	44,000	1,105,280
Sage Therapeutics, Inc. (a)(b)	24,522	4,027,984
Sangamo Therapeutics, Inc. (a)(b)	57,003	1,040,305
Sarepta Therapeutics, Inc. (a)(b)	34,488	4,760,724
Savara, Inc. (a)	20,961	246,501
Seattle Genetics, Inc. (a)(b)	83,760	6,429,418
Selecta Biosciences, Inc. (a)(b)	17,908	242,832
Seres Therapeutics, Inc. (a)(b)	36,830	323,367
Sesen Bio, Inc. (a)	53,077	118,892
Shire PLC sponsored ADR	29,445	5,160,825
Sienna Biopharmaceuticals, Inc. (a)(b)	16,518	275,190
Sierra Oncology, Inc. (a)	35,365	62,242
Sinovac Biotech Ltd. (a)	27,717	198,177
Sophiris Bio, Inc. (a)	19,042	61,125
Sorrento Therapeutics, Inc. (a)(b)	57,635	319,874
Spark Therapeutics, Inc. (a)(b)	20,333	1,252,716
Spectrum Pharmaceuticals, Inc. (a)(b)	56,935	1,225,811
Stemline Therapeutics, Inc. (a)	20,419	349,165
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	3,896
Sunesis Pharmaceuticals, Inc. (a)(b)	18,747	40,868
Syndax Pharmaceuticals, Inc. (a)(b)	11,481	89,093
Syros Pharmaceuticals, Inc. (a)	22,190	272,715
T2 Biosystems, Inc. (a)	23,503	153,475
Tapimmune, Inc. (a)(b)	4,601	39,661
TESARO, Inc. (a)(b)	30,001	973,532
TG Therapeutics, Inc. (a)(b)	28,603	363,258
Tobira Therapeutics, Inc. rights (a)(c)	6,103	45,589
TRACON Pharmaceuticals, Inc. (a)(b)	28,234	59,291
Trillium Therapeutics, Inc. (a)	10,086	61,020
Ultragenyx Pharmaceutical, Inc. (a)(b)	26,863	2,276,102
uniQure B.V. (a)	20,150	854,965
United Therapeutics Corp. (a)	23,507	2,891,126
Vanda Pharmaceuticals, Inc. (a)	27,249	526,587
Vaxart, Inc. (a)(b)	6,866	20,941
VBI Vaccines, Inc. (a)(b)	43,606	88,956
VBL Therapeutics (a)	11,422	19,132
Veracyte, Inc. (a)	31,185	394,178
Verastem, Inc. (a)(b)	37,327	371,777
Vericel Corp. (a)	23,148	282,406
Vertex Pharmaceuticals, Inc. (a)	110,058	20,294,695
Vital Therapies, Inc. (a)(b)	32,672	263,010
Voyager Therapeutics, Inc. (a)	17,135	372,515
vTv Therapeutics, Inc. Class A (a)(b)	25,511	27,807
Xbiotech, Inc. (a)	18,498	74,732
Xencor, Inc. (a)	31,196	1,303,681
Xenon Pharmaceuticals, Inc. (a)(b)	9,315	123,424
XOMA Corp. (a)(b)	4,636	86,832
Yield10 Bioscience, Inc. (a)	456	730
Zafgen, Inc. (a)	19,946	189,886
Zealand Pharma A/S sponsored ADR	3,706	53,922
ZIOPHARM Oncology, Inc. (a)(b)	93,264	272,331
		397,934,017
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	23,568	9,582,277
Accuray, Inc. (a)(b)	66,563	266,252
Aethlon Medical, Inc. (a)(b)	41,226	39,993
Align Technology, Inc. (a)	34,612	13,377,192
Angiodynamics, Inc. (a)	19,434	435,710
Anika Therapeutics, Inc. (a)(b)	7,769	321,559
Antares Pharma, Inc. (a)(b)	78,736	278,725
Atossa Genetics, Inc. (a)(b)	1,820	3,895
Atricure, Inc. (a)	21,627	747,213
Atrion Corp.	975	638,674
AxoGen, Inc. (a)(b)	19,730	865,161
Bellerophon Therapeutics, Inc. (a)(b)	58,922	50,968
BioLase Technology, Inc. (a)	6,537	11,570
Cardiovascular Systems, Inc. (a)	17,188	662,254
Cerus Corp. (a)	80,167	623,699
Cesca Therapeutics, Inc. (a)	5,298	2,283
Chembio Diagnostics, Inc. (a)	7,945	83,025
Chf Solutions, Inc. (a)(b)	28,391	34,921
ConforMis, Inc. (a)	33,766	41,195
CONMED Corp.	15,360	1,235,405
CryoPort, Inc. (a)(b)	18,655	264,901
Cutera, Inc. (a)	7,173	243,882
CytoSorbents Corp. (a)(b)	23,932	350,604
Dare Bioscience, Inc. (a)	75	83
Dentsply Sirona, Inc. (b)	100,634	4,017,309
DexCom, Inc. (a)(b)	44,675	6,450,177
EDAP TMS SA sponsored ADR (a)	18,494	55,482
Ekso Bionics Holdings, Inc. (a)(b)	31,173	83,544
Endologix, Inc. (a)	57,137	131,415
Fonar Corp. (a)	3,366	88,189
Genmark Diagnostics, Inc. (a)	39,251	335,989
Heska Corp. (a)	3,929	420,403
Hologic, Inc. (a)	118,623	4,716,450
ICU Medical, Inc. (a)	10,883	3,330,198
IDEXX Laboratories, Inc. (a)	38,106	9,680,448
Inogen, Inc. (a)	11,445	3,031,895
Insulet Corp. (a)(b)	30,979	3,230,180
Integra LifeSciences Holdings Corp. (a)(b)	48,069	2,858,663
IntriCon Corp. (a)	5,239	387,162
Intuitive Surgical, Inc. (a)	49,120	27,507,200
InVivo Therapeutics Holdings Corp. (a)	3,296	6,427
Invuity, Inc. (a)(b)	8,464	39,358
IRadimed Corp. (a)(b)	5,609	154,248
iRhythm Technologies, Inc. (a)	12,962	1,206,633
Iridex Corp. (a)	4,918	44,754
K2M Group Holdings, Inc. (a)	21,866	597,816
Kewaunee Scientific Corp.	1,782	56,935
Lantheus Holdings, Inc. (a)	20,212	325,413
LeMaitre Vascular, Inc. (b)	13,069	490,218
Lianluo Smart Ltd. (a)	837	1,256
LivaNova PLC (a)	25,612	3,215,587
Masimo Corp. (a)	27,639	3,258,362
Mazor Robotics Ltd. sponsored ADR (a)(b)	9,777	467,243
Meridian Bioscience, Inc. (b)	34,794	546,266
Merit Medical Systems, Inc. (a)	28,986	1,705,826
Misonix, Inc. (a)	4,210	80,411
Natus Medical, Inc. (a)	17,480	652,004
Neogen Corp. (a)	27,277	2,548,763
Neovasc, Inc. (a)(b)	938,366	34,910
Novocure Ltd. (a)(b)	48,864	2,201,323
NuVasive, Inc. (a)(b)	26,894	1,887,690
Nuvectra Corp. (a)	10,579	246,914
NxStage Medical, Inc. (a)	34,736	984,418
Obalon Therapeutics, Inc. (a)	8,656	25,016
OraSure Technologies, Inc. (a)	31,978	511,968
Orthofix International NV (a)	10,129	542,509
Oxford Immunotec Global PLC (a)	13,601	200,207
Pulse Biosciences, Inc. (a)(b)	8,881	127,531
Quidel Corp. (a)	16,881	1,297,811
Quotient Ltd. (a)(b)	26,425	202,151
Rockwell Medical Technologies, Inc. (a)(b)	48,247	236,893
RTI Biologics, Inc. (a)	33,357	149,273
Seaspine Holdings Corp. (a)	12,320	189,728
Second Sight Medical Products, Inc. (a)(b)	35,467	59,939
Sientra, Inc. (a)(b)	14,846	372,932
Staar Surgical Co. (a)	23,445	1,118,327
STRATA Skin Sciences, Inc. (a)	13,172	35,169
SurModics, Inc. (a)	7,764	611,415
Synergetics U.S.A., Inc. (a)(c)	7,788	0
Tactile Systems Technology, Inc. (a)(b)	9,562	647,061
Tandem Diabetes Care, Inc. (a)	22,000	1,005,180
Trinity Biotech PLC sponsored ADR (a)	13,909	54,384
Utah Medical Products, Inc.	4,044	367,397
Varex Imaging Corp. (a)(b)	19,952	626,493
Vermillion, Inc. (a)	26,233	16,527
ViewRay, Inc. (a)(b)	35,896	361,832
Viveve Medical, Inc. (a)(b)	9,403	29,619
Wright Medical Group NV (a)(b)	55,863	1,618,910
Zosano Pharma Corp. (a)(b)	6,478	27,013
		127,674,205
Health Care Providers & Services - 0.8%
Acadia Healthcare Co., Inc. (a)(b)	48,686	2,021,930
Aceto Corp.	36,243	120,327
Addus HomeCare Corp. (a)	6,112	396,669
Amedisys, Inc. (a)	18,415	2,302,059
BioScrip, Inc. (a)(b)	104,552	303,201
BioTelemetry, Inc. (a)	17,171	1,061,168
Corvel Corp. (a)	13,108	779,271
Cross Country Healthcare, Inc. (a)	19,440	194,594
Digirad Corp.	12,246	20,206
Express Scripts Holding Co. (a)(b)	241,689	21,273,466
Five Star Sr Living, Inc. (a)	17,859	17,680
G1 Therapeutics, Inc. (a)(b)	18,080	1,097,094
HealthEquity, Inc. (a)(b)	32,600	3,071,246
Henry Schein, Inc. (a)(b)	68,488	5,320,148
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	26,859	527,779
Interpace Diagnostics Group, Inc. (a)(b)	50,899	74,822
LHC Group, Inc. (a)	17,804	1,761,350
LifePoint Hospitals, Inc. (a)	20,361	1,311,248
Magellan Health Services, Inc. (a)	13,571	997,469
National Research Corp. Class A	14,562	570,102
National Vision Holdings, Inc.	41,366	1,830,446
Patterson Companies, Inc. (b)	49,609	1,118,683
Premier, Inc. (a)(b)	27,490	1,215,883
Providence Service Corp. (a)	6,861	460,648
Psychemedics Corp.	2,537	49,040
R1 RCM, Inc. (a)	66,926	667,252
RadNet, Inc. (a)	32,432	449,183
Sharps Compliance Corp. (a)	5,820	20,545
The Ensign Group, Inc.	27,119	1,059,539
The Joint Corp. (a)	5,488	47,032
Tivity Health, Inc. (a)	21,349	734,406
		50,874,486
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	93,091	1,360,060
athenahealth, Inc. (a)	21,326	3,282,071
Cerner Corp. (a)	142,925	9,305,847
Computer Programs & Systems, Inc. (b)	10,872	296,806
Fulgent Genetics, Inc. (a)(b)	8,707	35,176
HealthStream, Inc.	16,978	538,712
HMS Holdings Corp. (a)	43,536	1,395,329
iCAD, Inc. (a)	7,155	21,465
Inovalon Holdings, Inc. Class A (a)(b)	44,722	491,942
Medidata Solutions, Inc. (a)(b)	31,212	2,652,396
NantHealth, Inc. (a)(b)	61,589	136,728
Omnicell, Inc. (a)(b)	22,397	1,539,794
Quality Systems, Inc. (a)	33,535	767,616
Simulations Plus, Inc.	14,071	293,380
Streamline Health Solutions, Inc. (a)	5,177	5,902
Tabula Rasa HealthCare, Inc. (a)(b)	10,508	921,236
		23,044,460
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	26,905	661,863
Bio-Techne Corp.	19,794	3,803,813
Bruker Corp.	84,372	3,001,956
Champions Oncology, Inc. (a)	7,123	62,825
ChromaDex, Inc. (a)(b)	43,892	198,831
Codexis, Inc. (a)	28,061	482,649
Compugen Ltd. (a)(b)	25,643	100,008
Fluidigm Corp. (a)(b)	30,469	241,314
Harvard Bioscience, Inc.(a)	31,153	185,360
ICON PLC (a)	28,393	4,231,125
Illumina, Inc. (a)(b)	63,234	22,437,320
Luminex Corp.	23,369	659,239
Medpace Holdings, Inc. (a)	18,942	1,132,542
Nanostring Technologies, Inc. (a)	19,570	316,447
NeoGenomics, Inc. (a)(b)	46,549	644,704
Pacific Biosciences of California, Inc. (a)(b)	93,912	468,621
PRA Health Sciences, Inc. (a)	33,726	3,561,466
Syneos Health, Inc. (a)(b)	54,055	2,694,642
		44,884,725
Pharmaceuticals - 0.8%
Acasti Pharma, Inc. (a)	1,813	986
AcelRx Pharmaceuticals, Inc. (a)	24,352	75,491
Aclaris Therapeutics, Inc. (a)(b)	23,252	370,172
Adamis Pharmaceuticals Corp. (a)	15,605	44,474
Aerie Pharmaceuticals, Inc. (a)(b)	23,989	1,471,725
Agile Therapeutics, Inc. (a)	25,026	7,333
Akcea Therapeutics, Inc. (a)(b)	46,400	1,225,424
Akorn, Inc. (a)	66,088	1,036,921
Alimera Sciences, Inc. (a)(b)	20,331	21,144
Amphastar Pharmaceuticals, Inc. (a)	33,818	641,866
ANI Pharmaceuticals, Inc. (a)	6,202	360,956
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Apricus Biosciences, Inc. (a)(b)	87,966	29,029
Aratana Therapeutics, Inc. (a)	45,364	240,429
Assembly Biosciences, Inc. (a)	11,390	455,600
Assertio Therapeutics, Inc. (a)(b)	40,669	259,468
AstraZeneca PLC rights (a)(c)	3,011	0
Athenex, Inc. (a)(b)	37,801	621,070
Auris Medical Holding AG (a)	18,206	5,589
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	36,999	189,805
Axsome Therapeutics, Inc. (a)	11,637	40,148
BeyondSpring, Inc. (a)(b)	11,563	258,317
Bio Path Holdings, Inc. (a)	1,184	1,610
Biodelivery Sciences International, Inc. (a)(b)	63,553	189,070
Chiasma, Inc. (a)	5,244	12,323
Clearside Biomedical, Inc. (a)	16,835	114,646
Clementia Pharmaceuticals, Inc. (a)	21,066	203,919
Collegium Pharmaceutical, Inc. (a)(b)	17,341	296,531
Corcept Therapeutics, Inc. (a)(b)	63,549	954,506
Corium International, Inc. (a)(b)	34,785	339,502
Correvio Pharma Corp. (a)(b)	33,798	153,105
Cumberland Pharmaceuticals, Inc. (a)	7,820	46,216
CymaBay Therapeutics, Inc. (a)(b)	23,006	313,572
Dermira, Inc. (a)	22,129	210,668
Dova Pharmaceuticals, Inc. (a)(b)	17,267	439,445
Durect Corp. (a)	119,193	156,143
Endo International PLC (a)	124,163	2,129,395
Endocyte, Inc. (a)	38,639	761,961
Evofem Biosciences, Inc. (a)	14,046	57,027
Evoke Pharma, Inc. (a)(b)	7,184	20,762
Eyepoint Pharmaceuticals, Inc. (a)(b)	39,300	86,067
Flex Pharma, Inc. (a)(b)	3,588	1,776
Foamix Pharmaceuticals Ltd. (a)(b)	19,970	113,030
Gemphire Therapeutics, Inc. (a)(b)	12,322	17,251
GW Pharmaceuticals PLC ADR (a)(b)	14,211	2,085,891
Horizon Pharma PLC (a)	90,847	1,920,506
Hutchison China Meditech Ltd. sponsored ADR (a)	15,546	454,876
Imprimis Pharmaceuticals, Inc. (a)	10,102	30,710
Innocoll Holdings PLC rights (a)(c)	9,257	0
Innoviva, Inc. (a)(b)	60,265	875,048
IntelliPharmaCeutics International Corp. (a)(b)	13,756	3,852
Intersect ENT, Inc. (a)	14,825	434,373
Intra-Cellular Therapies, Inc. (a)	32,298	708,618
Jazz Pharmaceuticals PLC (a)	32,010	5,471,149
Kala Pharmaceuticals, Inc. (a)	12,101	163,485
KemPharm, Inc. (a)(b)	8,237	42,832
Lipocine, Inc. (a)	9,996	14,894
Marinus Pharmaceuticals, Inc. (a)(b)	21,644	154,538
MediWound Ltd. (a)	14,279	89,244
Melinta Therapeutics, Inc. (a)	27,874	130,311
Mersana Therapeutics, Inc. (a)(b)	15,344	214,049
Merus B.V. (a)	12,614	270,318
Mustang Bio, Inc. (a)(b)	14,056	97,268
Mylan NV (a)	223,262	8,736,242
MyoKardia, Inc. (a)	22,119	1,363,636
Nabriva Therapeutics PLC (a)(b)	46,739	118,717
Nektar Therapeutics (a)	90,280	6,002,717
Neos Therapeutics, Inc. (a)	31,007	178,290
Novan, Inc. (a)	4,231	12,185
Novus Therapeutics, Inc. (a)	3,914	18,592
Omeros Corp. (a)(b)	25,290	654,505
Oncobiologics, Inc. (a)	11,165	9,669
Onconova Therapeutics, Inc. (a)	141,383	60,795
Oramed Pharmaceuticals, Inc. (a)	5,403	26,745
Pacira Pharmaceuticals, Inc. (a)	21,331	1,005,757
Pain Therapeutics, Inc. (a)(b)	12,106	12,348
Paratek Pharmaceuticals, Inc. (a)(b)	16,752	171,708
Pernix Therapeutics Holdings, Inc. (a)(b)	12,118	13,087
Phibro Animal Health Corp. Class A	13,881	655,183
ProPhase Labs, Inc.	1,566	4,698
Pulmatrix, Inc. (a)(b)	49,084	21,597
Reata Pharmaceuticals, Inc. (a)(b)	14,994	1,294,882
Revance Therapeutics, Inc. (a)(b)	22,941	628,583
SCYNEXIS, Inc. (a)(b)	74,353	100,377
Strongbridge Biopharma PLC (a)(b)	37,467	206,069
Supernus Pharmaceuticals, Inc. (a)(b)	28,417	1,258,873
Tetraphase Pharmaceuticals, Inc. (a)	51,123	180,975
The Medicines Company (a)(b)	42,065	1,666,195
TherapeuticsMD, Inc. (a)(b)	115,106	745,887
Theravance Biopharma, Inc. (a)(b)	33,526	971,248
Titan Pharmaceuticals, Inc. (a)(b)	16,442	12,085
UroGen Pharma Ltd. (a)(b)	8,125	392,681
VIVUS, Inc. (a)(b)	63,839	35,878
WAVE Life Sciences (a)	15,271	813,944
Zogenix, Inc. (a)(b)	22,223	1,073,371
Zynerba Pharmaceuticals, Inc. (a)	6,159	49,457
		55,633,410

TOTAL HEALTH CARE		700,045,303

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	12,567	1,105,393
Arotech Corp. (a)	12,878	43,141
Astronics Corp. (a)(b)	13,979	608,226
Astrotech Corp. (a)	716	2,456
Axon Enterprise, Inc. (a)(b)	30,174	2,059,677
Elbit Systems Ltd.	22,598	2,883,505
KEYW Holding Corp. (a)(b)	33,591	285,859
KLX, Inc. (a)	27,652	2,041,824
Kratos Defense & Security Solutions, Inc. (a)(b)	59,238	791,420
Mercury Systems, Inc. (a)(b)	25,203	1,373,816
RADA Electronic Industries Ltd. (a)(b)	26,723	70,816
TAT Technologies Ltd. (a)	4,822	32,066
		11,298,199
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	31,127	633,434
Atlas Air Worldwide Holdings, Inc. (a)	13,422	817,400
C.H. Robinson Worldwide, Inc.	73,778	7,088,590
Echo Global Logistics, Inc. (a)	16,109	534,819
Expeditors International of Washington, Inc.	92,558	6,782,650
Forward Air Corp.	15,404	989,861
Hub Group, Inc. Class A (a)	17,636	932,063
		17,778,817
Airlines - 0.3%
Allegiant Travel Co. (b)	8,455	1,151,994
American Airlines Group, Inc.	205,698	8,326,655
Hawaiian Holdings, Inc. (b)	28,263	1,172,915
JetBlue Airways Corp. (a)	166,852	3,183,536
Ryanair Holdings PLC sponsored ADR (a)	53,117	5,411,029
SkyWest, Inc.	28,791	1,880,052
		21,126,181
Building Products - 0.1%
AAON, Inc. (b)	27,402	1,107,041
American Woodmark Corp. (a)	9,820	834,209
Apogee Enterprises, Inc.	14,782	727,570
Builders FirstSource, Inc. (a)	64,810	1,012,332
Caesarstone Sdot-Yam Ltd. (b)	18,101	343,014
China Ceramics Co. Ltd. (a)	187	266
CSW Industrials, Inc. (a)	8,084	452,704
Gibraltar Industries, Inc. (a)	16,558	751,733
Insteel Industries, Inc.	13,739	526,891
Patrick Industries, Inc. (a)(b)	13,038	834,432
Universal Forest Products, Inc.	34,940	1,308,852
		7,899,044
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	25,677	728,713
CECO Environmental Corp.	17,565	148,249
China Recycling Energy Corp. (a)	1,607	1,961
Cimpress NV (a)(b)	16,194	2,267,160
Cintas Corp. (b)	46,150	9,847,026
Copart, Inc. (a)	123,068	7,914,503
Essendant, Inc.	27,092	390,938
Fuel Tech, Inc. (a)	2,055	2,425
Healthcare Services Group, Inc. (b)	39,488	1,627,300
Heritage-Crystal Clean, Inc. (a)	16,899	393,747
Herman Miller, Inc.	33,182	1,270,871
Hudson Technologies, Inc. (a)(b)	20,528	38,387
Industrial Services of America, Inc. (a)	694	1,607
Interface, Inc.	31,344	738,151
Intersections, Inc. (a)(b)	11,661	20,174
Kimball International, Inc. Class B	29,221	510,491
Matthews International Corp. Class A	16,846	874,307
McGrath RentCorp.	12,871	746,518
Mobile Mini, Inc.	23,443	1,005,705
Multi-Color Corp. (b)	10,773	665,233
Odyssey Marine Exploration, Inc. (a)(b)	4,993	46,535
Performant Financial Corp. (a)	18,514	44,804
Perma-Fix Environmental Services, Inc. (a)	5,364	25,479
PICO Holdings, Inc.	19,423	232,105
Pointer Telocation Ltd. (a)	3,830	49,024
SP Plus Corp. (a)	16,607	646,012
Stericycle, Inc. (a)	45,115	2,783,144
Tetra Tech, Inc.	30,054	2,097,769
U.S. Ecology, Inc.	13,844	1,007,151
Virco Manufacturing Co.	609	3,015
VSE Corp.	8,808	339,813
		36,468,317
Construction & Engineering - 0.0%
Aegion Corp. (a)(b)	23,002	574,130
Great Lakes Dredge & Dock Corp. (a)	29,712	162,673
Ies Holdings, Inc. (a)	13,864	265,496
Limbach Holdings, Inc. (a)	4,323	40,852
MYR Group, Inc. (a)	11,190	389,076
Northwest Pipe Co. (a)	8,243	148,869
NV5 Holdings, Inc. (a)(b)	7,172	634,363
Primoris Services Corp.	28,950	725,487
Sterling Construction Co., Inc. (a)	15,145	220,360
		3,161,306
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	311,648
American Superconductor Corp. (a)(b)	13,822	84,314
Ballard Power Systems, Inc. (a)(b)	94,559	337,659
Broadwind Energy, Inc. (a)	6,588	14,362
Encore Wire Corp. (b)	10,986	552,047
Energous Corp. (a)(b)	13,422	172,070
Energy Focus, Inc. (a)(b)	4,044	8,695
Enphase Energy, Inc. (a)(b)	55,853	273,121
FuelCell Energy, Inc. (a)(b)	76,223	89,181
Highpower International, Inc. (a)(b)	15,239	42,669
Hydrogenics Corp. (a)(b)	12,364	71,093
Ideal Power, Inc. (a)(b)	9,162	6,050
LSI Industries, Inc.	17,145	88,640
Orion Energy Systems, Inc. (a)	11,781	11,216
Pioneer Power Solutions, Inc. (a)(b)	3,776	18,314
Plug Power, Inc. (a)(b)	113,048	222,705
Polar Power, Inc. (a)(b)	5,654	35,055
Powell Industries, Inc.	6,368	249,307
Preformed Line Products Co.	3,095	252,862
Revolution Lighting Technologies, Inc. (a)(b)	19,091	51,737
Sunrun, Inc. (a)(b)	58,790	771,325
TPI Composites, Inc. (a)	17,956	503,307
Ultralife Corp. (a)	12,841	111,075
Vicor Corp. (a)(b)	14,616	912,769
		5,191,221
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	96,538	7,415,084
Raven Industries, Inc. (b)	18,867	913,163
		8,328,247
Machinery - 0.6%
Altra Industrial Motion Corp. (b)	15,461	603,752
American Railcar Industries, Inc. (b)	10,201	467,410
ARC Group Worldwide, Inc. (a)(b)	7,999	15,198
Astec Industries, Inc.	13,073	636,001
Blue Bird Corp. (a)(b)	19,133	439,102
Chart Industries, Inc. (a)	16,187	1,222,928
Columbus McKinnon Corp. (NY Shares)	12,176	517,845
Commercial Vehicle Group, Inc. (a)	24,542	239,530
Dmc Global, Inc.	9,729	381,863
Eastern Co.	4,547	134,137
Energy Recovery, Inc. (a)(b)	35,074	339,867
ExOne Co. (a)(b)	20,871	184,291
Franklin Electric Co., Inc.	26,553	1,298,442
FreightCar America, Inc.	6,576	111,200
Gencor Industries, Inc. (a)	8,433	108,786
Hebron Technology Co. Ltd. (a)	4,198	6,045
Hurco Companies, Inc.	4,416	189,446
Jason Industries, Inc. (a)	14,677	40,655
Kornit Digital Ltd. (a)(b)	18,114	379,488
L.B. Foster Co. Class A (a)	5,419	123,282
Lincoln Electric Holdings, Inc.	34,534	3,251,721
Manitex International, Inc. (a)(b)	10,479	110,868
MFRI, Inc. (a)	4,058	37,537
Middleby Corp. (a)(b)	29,348	3,566,956
NN, Inc.	14,567	291,340
Nordson Corp. (b)	30,533	4,244,698
Omega Flex, Inc. (b)	6,310	560,013
PACCAR, Inc.	151,166	10,342,778
Park-Ohio Holdings Corp.	7,531	312,160
RBC Bearings, Inc. (a)	13,133	1,967,455
Sharing Economy International (a)(b)	50	137
Spartan Motors, Inc.	23,588	340,847
Sun Hydraulics Corp. (b)	17,927	902,445
Taylor Devices, Inc. (a)	1,597	18,445
TriMas Corp. (a)	24,185	742,480
Twin Disc, Inc. (a)	9,749	249,087
Westport Fuel Systems, Inc. (a)	33,412	121,620
Woodward, Inc.	32,540	2,621,422
		37,121,277
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	67,219	336,767
EuroDry Ltd. (a)	54	375
Euroseas Ltd. (a)	273	415
Golden Ocean Group Ltd. (b)	71,759	663,771
Seanergy Martime Holdings Corp. (a)	5,859	5,507
Star Bulk Carriers Corp. (a)(b)	33,816	427,096
		1,433,931
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)(b)	19,114	1,477,703
Acacia Research Corp. (a)	44,233	172,509
Barrett Business Services, Inc.	5,442	408,313
CoStar Group, Inc. (a)	19,281	8,525,287
CRA International, Inc.	5,134	293,459
Exponent, Inc.	30,734	1,608,925
Forrester Research, Inc.	13,856	681,715
Heidrick & Struggles International, Inc.	9,964	440,409
Hudson Global, Inc. (a)	12,828	22,192
Huron Consulting Group, Inc. (a)	14,055	695,723
ICF International, Inc.	9,872	806,049
IHS Markit Ltd. (a)	207,714	11,424,270
InnerWorkings, Inc. (a)(b)	42,664	333,632
Kelly Services, Inc. Class A (non-vtg.)	20,284	511,360
Kforce, Inc.	14,214	597,699
Lightbridge Corp. (a)	441	445
Marathon Patent Group, Inc. (a)(b)	37,183	36,439
RCM Technologies, Inc.	3,957	19,389
Reis, Inc.	7,676	176,932
Resources Connection, Inc.	24,682	408,487
Spherix, Inc. (a)(b)	17,579	18,810
Verisk Analytics, Inc. (a)(b)	71,077	8,464,560
Willdan Group, Inc. (a)	7,660	240,294
		37,364,601
Road & Rail - 0.8%
AMERCO (b)	10,330	3,872,614
ArcBest Corp.	13,492	648,965
Avis Budget Group, Inc. (a)	42,620	1,325,908
Covenant Transport Group, Inc. Class A (a)	8,404	251,027
CSX Corp.	376,946	27,954,315
Daseke, Inc. (a)	31,805	285,927
Heartland Express, Inc. (b)	43,291	885,301
J.B. Hunt Transport Services, Inc.	47,202	5,699,642
Landstar System, Inc.	21,982	2,545,516
Marten Transport Ltd.	28,573	630,035
Old Dominion Freight Lines, Inc.	43,550	6,637,020
P.A.M. Transportation Services, Inc. (a)	3,246	189,144
Patriot Transportation Holding, Inc. (a)	1,759	35,690
Saia, Inc. (a)	14,277	1,131,452
U.S.A. Truck, Inc. (a)	8,729	191,252
Universal Logistics Holdings, Inc.	19,143	700,634
Werner Enterprises, Inc.	38,175	1,414,384
YRC Worldwide, Inc. (a)	25,116	240,360
		54,639,186
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(b)	35,597	1,319,937
BMC Stock Holdings, Inc. (a)	36,928	830,880
DXP Enterprises, Inc. (a)	11,467	526,221
Fastenal Co. (b)	124,872	7,287,530
General Finance Corp. (a)	18,913	258,162
H&E Equipment Services, Inc.	18,782	653,801
HD Supply Holdings, Inc. (a)	96,780	4,412,200
Houston Wire & Cable Co. (a)	7,080	58,056
Huttig Building Products, Inc. (a)(b)	16,567	85,817
Lawson Products, Inc. (a)	4,692	158,120
Nexeo Solutions, Inc. (a)	52,779	528,318
Rush Enterprises, Inc.:
Class A	19,790	850,178
Class B	4,471	198,065
Titan Machinery, Inc. (a)	11,661	210,598
Transcat, Inc. (a)	3,442	83,813
Willis Lease Finance Corp. (a)	3,362	115,249
		17,576,945
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	4,198	221,277
Yangtze River Port & Logisti (a)(b)	91,562	1,060,288
		1,281,565

TOTAL INDUSTRIALS		260,668,837

INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 2.0%
ADTRAN, Inc.	25,196	433,371
Applied Optoelectronics, Inc. (a)(b)	10,366	428,738
Arris International PLC (a)	97,985	2,538,791
AudioCodes Ltd.	20,574	218,290
Aviat Networks, Inc. (a)	2,287	40,709
CalAmp Corp. (a)	25,327	595,185
Ceragon Networks Ltd. (a)	36,506	117,914
Cisco Systems, Inc.	2,025,574	96,761,670
Clearfield, Inc. (a)(b)	10,561	144,158
ClearOne, Inc.	1,562	3,358
CommScope Holding Co., Inc. (a)	101,189	3,206,679
Communications Systems, Inc.	2,071	7,083
Comtech Telecommunications Corp.	12,403	444,648
Dasan Zhone Solutions, Inc. (a)	3,200	34,688
Digi International, Inc. (a)	19,090	256,761
EchoStar Holding Corp. Class A (a)	24,464	1,174,272
EMCORE Corp. (a)	13,673	66,314
EXFO, Inc. (sub. vtg.) (a)	8,342	36,884
Extreme Networks, Inc. (a)	60,885	381,749
F5 Networks, Inc. (a)	32,383	6,124,273
Finisar Corp. (a)(b)	61,712	1,258,925
Gilat Satellite Networks Ltd. (a)	23,036	206,403
Harmonic, Inc. (a)	67,463	367,673
Infinera Corp. (a)	78,146	699,407
InterDigital, Inc.	18,494	1,527,604
Ituran Location & Control Ltd.	11,982	408,586
KVH Industries, Inc. (a)	9,269	115,399
Lantronix, Inc. (a)	8,577	45,630
Lumentum Holdings, Inc.(a)(b)	33,069	2,245,385
Mitel Networks Corp. (a)	67,423	741,653
NETGEAR, Inc. (a)	16,467	1,166,687
NetScout Systems, Inc. (a)(b)	49,207	1,230,175
Oclaro, Inc. (a)	89,126	850,262
PC-Tel, Inc.	8,979	38,969
Radcom Ltd. (a)(b)	13,668	250,124
Radware Ltd. (a)	22,995	636,962
Resonant, Inc. (a)(b)	28,266	150,092
Sierra Wireless, Inc. (a)	18,794	354,267
Silicom Ltd. (a)(b)	3,732	144,055
Sonus Networks, Inc. (a)	53,082	367,327
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	182,398	1,533,967
Tessco Technologies, Inc.	7,463	133,215
Ubiquiti Networks, Inc. (b)	39,042	3,502,458
UTStarcom Holdings Corp. (a)(b)	21,290	80,902
ViaSat, Inc. (a)(b)	31,181	1,958,790
Viavi Solutions, Inc. (a)	129,272	1,447,846
Westell Technologies, Inc. Class A (a)	4,115	11,810
Wi-Lan, Inc.	61,937	90,651
		134,580,759
Electronic Equipment & Components - 1.1%
Akoustis Technologies, Inc. (a)(b)	11,753	98,020
Applied DNA Sciences, Inc. (a)(b)	6,250	7,625
Avnet, Inc.	62,191	3,010,044
Bel Fuse, Inc.:
Class A	1,125	27,281
Class B (non-vtg.)	5,258	150,642
Cardtronics PLC (a)	26,764	939,149
Casa Systems, Inc. (a)(b)	47,588	699,068
CBAK Energy Technology, Inc. (a)(b)	782	477
CDW Corp.	80,553	7,053,221
ClearSign Combustion Corp. (a)(b)	23,777	48,743
Cognex Corp. (b)	91,171	4,905,000
Coherent, Inc. (a)	13,195	2,514,967
Control4 Corp. (a)	13,570	439,804
Daktronics, Inc.	31,984	259,390
Data I/O Corp. (a)	15,054	80,991
Deswell Industries, Inc.	1,530	5,279
Digital Ally, Inc. (a)(b)	7,523	19,560
Echelon Corp. (a)	3,473	29,347
Electro Scientific Industries, Inc. (a)(b)	17,914	393,212
ePlus, Inc. (a)	7,202	746,487
FARO Technologies, Inc. (a)	8,942	609,844
Flextronics International Ltd. (a)	280,836	3,872,728
FLIR Systems, Inc.	73,564	4,615,405
Frequency Electronics, Inc. (a)	4,423	36,711
Hollysys Automation Technologies Ltd.	31,795	689,952
I. D. Systems Inc. (a)	7,502	48,313
Identiv, Inc. (a)	5,445	33,051
II-VI, Inc. (a)(b)	34,132	1,698,067
Insight Enterprises, Inc. (a)	18,543	1,022,461
IPG Photonics Corp. (a)	28,289	4,964,154
Iteris, Inc. (a)(b)	15,658	80,639
Itron, Inc. (a)	22,624	1,502,234
KEY Tronic Corp. (a)	4,924	39,392
Kimball Electronics, Inc. (a)	15,945	315,711
LightPath Technologies, Inc. Class A (a)(b)	12,016	25,714
Littelfuse, Inc. (b)	13,359	2,986,538
LRAD Corp. (a)	17,031	51,774
Luna Innovations, Inc. (a)	10,388	38,643
Magal Security Systems Ltd. (a)(b)	11,406	62,847
Maxwell Technologies, Inc. (a)(b)	16,295	58,173
Mesa Laboratories, Inc. (b)	1,941	389,656
MicroVision, Inc. (a)(b)	49,848	53,337
MTS Systems Corp. (b)	11,884	642,924
Napco Security Technolgies, Inc. (a)	11,834	178,693
National Instruments Corp.	68,204	3,256,741
Neonode, Inc. (a)(b)	20,179	6,155
NetList, Inc. (a)(b)	160,196	18,695
Novanta, Inc. (a)	19,467	1,491,172
Orbotech Ltd. (a)	26,611	1,702,572
OSI Systems, Inc. (a)	9,497	739,721
PC Connection, Inc.	13,938	553,339
PC Mall, Inc. (a)	17,180	391,704
Perceptron, Inc. (a)	6,131	66,337
Plexus Corp. (a)	19,194	1,214,788
RadiSys Corp. (a)	91,031	144,739
Research Frontiers, Inc. (a)(b)	7,119	8,187
Richardson Electronics Ltd.	6,648	60,031
Sanmina Corp. (a)	39,232	1,208,346
ScanSource, Inc. (a)	15,799	642,229
SGOCO Technology Ltd. (a)	250	250
Supercom Ltd. (a)(b)	7,335	14,157
Tech Data Corp. (a)	20,104	1,462,566
Trimble, Inc. (a)	131,289	5,527,267
TTM Technologies, Inc. (a)(b)	54,133	1,012,287
Wayside Technology Group, Inc.	2,644	31,728
Zebra Technologies Corp. Class A (a)	28,454	4,886,690
		69,884,969
Internet Software & Services - 10.5%
21Vianet Group, Inc. ADR (a)	34,836	339,651
2U, Inc. (a)(b)	30,590	2,733,522
Akamai Technologies, Inc. (a)	89,895	6,754,710
Alarm.com Holdings, Inc. (a)(b)	24,799	1,395,936
Alphabet, Inc.:
Class A (a)	128,644	158,463,679
Class C (a)(b)	150,307	183,102,484
ANGI Homeservices, Inc. Class A (a)(b)	40,675	881,021
AppFolio, Inc. (a)	10,046	857,928
Apptio, Inc. Class A (a)	25,498	989,322
Autoweb, Inc. (a)	20,851	72,144
Baidu.com, Inc. sponsored ADR (a)	120,942	27,390,944
Baozun, Inc. sponsored ADR (a)(b)	22,802	1,217,399
Benefitfocus, Inc. (a)(b)	20,346	897,259
BlackLine, Inc. (a)	29,439	1,553,202
Brightcove, Inc. (a)	29,726	243,753
BroadVision, Inc. (a)	599	1,078
Carbonite, Inc. (a)	17,700	735,435
CarGurus, Inc. Class A	47,188	2,327,312
comScore, Inc. (a)	30,163	569,779
Cornerstone OnDemand, Inc. (a)	33,471	1,893,120
Coupa Software, Inc. (a)(b)	29,615	2,123,692
DocuSign, Inc. (b)	82,527	5,152,986
Dropbox, Inc. Class A (a)(b)	59,342	1,593,333
eBay, Inc. (a)	427,499	14,795,740
eGain Communications Corp. (a)	19,235	275,061
Endurance International Group Holdings, Inc. (a)(b)	87,857	847,820
Etsy, Inc. (a)	62,594	3,047,702
Facebook, Inc. Class A (a)	1,033,112	181,548,772
Five9, Inc. (a)	34,023	1,634,805
Gogo, Inc. (a)(b)	51,193	229,857
Hortonworks, Inc. (a)	41,653	929,695
IAC/InterActiveCorp (a)	41,247	8,133,908
Internap Network Services Corp. (a)	11,104	149,016
iPass, Inc. (a)	2,852	5,704
j2 Global, Inc. (b)	25,674	2,119,902
Jmu Ltd. sponsored ADR (a)	636	954
Limelight Networks, Inc. (a)	58,347	295,819
Liquidity Services, Inc. (a)	19,085	137,412
LivePerson, Inc. (a)(b)	35,362	951,238
LogMeIn, Inc.	27,301	2,346,521
Marchex, Inc. Class B	21,411	61,664
Match Group, Inc. (a)(b)	37,048	1,854,252
MeetMe, Inc. (a)	38,440	196,044
MercadoLibre, Inc. (b)	18,997	6,504,763
Mimecast Ltd. (a)	32,653	1,358,038
MINDBODY, Inc. (a)(b)	24,719	917,075
Momo, Inc. ADR (a)(b)	77,218	3,574,421
MongoDB, Inc. Class A (b)	11,000	791,560
My Size, Inc. (a)(b)	46,419	40,385
NetEase, Inc. ADR	33,141	6,552,307
Nutanix, Inc. Class A (a)(b)	69,778	3,929,897
Okta, Inc. (a)	46,552	2,878,310
Perion Network Ltd. (a)	4,851	17,415
Points International Ltd. (a)	16,254	249,174
Professional Diversity Network, Inc. (a)(b)	1,922	6,054
QuinStreet, Inc. (a)	27,593	418,586
Qumu Corp. (a)	2,780	6,755
Remark Holdings, Inc. (a)(b)	25,112	88,394
SecureWorks Corp. (a)(b)	6,170	82,123
Seven Stars Cloud Group, Inc. (a)(b)	40,987	164,768
ShotSpotter, Inc. (a)	5,560	317,142
SINA Corp. (a)	37,601	2,668,167
Sohu.Com Ltd. ADR (a)(b)	20,533	438,380
SPS Commerce, Inc. (a)	10,477	1,029,575
Stamps.com, Inc. (a)	9,398	2,334,933
Support.com, Inc. (a)	16,704	46,103
Synacor, Inc. (a)(b)	19,246	37,049
TechTarget, Inc. (a)	19,894	477,257
The Trade Desk, Inc. (a)(b)	18,369	2,606,194
Travelzoo, Inc. (a)	6,862	85,089
TrueCar, Inc. (a)	53,075	682,545
Tucows, Inc. (a)(b)	5,567	325,948
VeriSign, Inc. (a)	65,223	10,345,020
Web.com Group, Inc. (a)	29,326	819,662
Weibo Corp. sponsored ADR (a)(b)	33,762	2,590,896
Wix.com Ltd. (a)	25,030	2,780,833
Xunlei Ltd. sponsored ADR (a)	19,309	183,822
Yandex NV Series A (a)(b)	152,568	4,902,010
Yatra Online, Inc. (a)(b)	56,191	291,631
YY, Inc. ADR (a)	26,047	1,990,772
Zillow Group, Inc.:
Class A (a)(b)	21,434	1,030,975
Class C (a)(b)	71,127	3,460,329
		687,875,932
IT Services - 2.3%
Acxiom Corp. (a)	43,539	1,989,297
ALJ Regional Holdings, Inc. (a)(b)	15,043	29,183
Amdocs Ltd.	75,552	4,932,035
Automatic Data Processing, Inc.	189,615	27,826,001
Cass Information Systems, Inc.	8,993	643,269
China Customer Relations Centers, Inc. (a)(b)	7,958	78,068
China Information Technology, Inc. (a)(b)	20,266	27,156
Cognizant Technology Solutions Corp. Class A	251,983	19,763,027
Computer Task Group, Inc. (a)	19,062	111,322
CSG Systems International, Inc. (b)	17,701	661,132
CSP, Inc.	2,505	33,141
Edgewater Technology, Inc. (a)	6,041	28,695
Euronet Worldwide, Inc. (a)	27,031	2,643,632
Exela Technologies, Inc. (a)(b)	87,567	523,651
ExlService Holdings, Inc. (a)	18,932	1,213,163
Fiserv, Inc. (a)(b)	176,094	14,099,847
Hackett Group, Inc.	15,503	317,346
Information Services Group, Inc. (a)	21,642	107,128
Innodata, Inc. (a)	162	235
Jack Henry & Associates, Inc.	40,746	6,455,796
JetPay Corp. (a)	3,116	5,297
ManTech International Corp. Class A	13,365	886,367
ModusLink Global Solutions, Inc. (a)	31,319	68,589
MoneyGram International, Inc. (a)	47,439	308,828
Net 1 UEPS Technologies, Inc. (a)(b)	36,698	265,694
NIC, Inc.	34,557	580,558
Paychex, Inc.	154,526	11,319,030
PayPal Holdings, Inc. (a)	511,435	47,220,794
Perficient, Inc. (a)(b)	17,917	514,755
PFSweb, Inc. (a)	12,471	107,375
Presidio, Inc.	53,683	811,687
PRG-Schultz International, Inc. (a)	12,252	117,007
QIWI PLC Class B sponsored ADR (b)	23,733	337,009
Sabre Corp.	145,248	3,792,425
ServiceSource International, Inc. (a)	52,351	167,000
Sykes Enterprises, Inc. (a)(b)	26,201	792,318
Syntel, Inc. (a)	43,996	1,792,397
Ttec Holdings, Inc.	25,550	669,410
Virtusa Corp. (a)	15,598	908,739
		152,148,403
Semiconductors & Semiconductor Equipment - 8.0%
Acacia Communications, Inc. (a)(b)	21,042	857,882
Adesto Technologies Corp. (a)(b)	15,552	94,090
Advanced Energy Industries, Inc. (a)	23,294	1,387,857
Advanced Micro Devices, Inc. (a)(b)	513,465	12,923,914
Alpha & Omega Semiconductor Ltd. (a)	13,400	190,414
Ambarella, Inc. (a)(b)	17,500	670,425
Amkor Technology, Inc. (a)(b)	137,406	1,199,554
Amtech Systems, Inc. (a)	7,143	39,215
Analog Devices, Inc.	159,524	15,768,947
Applied Materials, Inc.	433,639	18,655,150
ASML Holding NV (b)	33,243	6,816,477
Atomera, Inc. (a)(b)	6,089	32,820
Axcelis Technologies, Inc. (a)	16,834	340,047
AXT, Inc. (a)(b)	19,692	155,567
Broadcom, Inc.	176,912	38,749,035
Brooks Automation, Inc.	38,897	1,532,931
Cabot Microelectronics Corp.	14,635	1,649,804
Camtek Ltd.	18,904	191,498
Canadian Solar, Inc. (a)(b)	30,896	443,667
Ceva, Inc. (a)	11,720	358,632
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	5,672	77,366
Cirrus Logic, Inc. (a)	31,856	1,400,071
Cohu, Inc.	15,184	400,554
Cree, Inc. (a)(b)	52,877	2,543,912
CVD Equipment Corp. (a)(b)	3,218	20,756
CyberOptics Corp. (a)(b)	5,253	117,142
Cypress Semiconductor Corp.	188,976	3,252,277
Diodes, Inc. (a)	25,961	984,441
DSP Group, Inc. (a)	21,373	274,643
Entegris, Inc.	75,648	2,564,467
First Solar, Inc. (a)	55,222	2,875,962
FormFactor, Inc. (a)	37,918	585,833
GSI Technology, Inc. (a)	9,353	65,565
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	2,413	20,245
Himax Technologies, Inc. sponsored ADR (b)	56,996	366,484
Ichor Holdings Ltd. (a)(b)	13,558	351,559
Integrated Device Technology, Inc. (a)(b)	70,666	3,002,598
Intel Corp.	2,007,119	97,204,773
Intermolecular, Inc. (a)	16,622	22,440
KLA-Tencor Corp.	67,437	7,836,854
Kopin Corp. (a)(b)	69,037	160,166
Kulicke & Soffa Industries, Inc.	36,135	931,922
Lam Research Corp. (b)	71,201	12,324,181
Lattice Semiconductor Corp. (a)	82,938	679,262
MACOM Technology Solutions Holdings, Inc. (a)(b)	35,418	816,385
Marvell Technology Group Ltd.	347,229	7,180,696
Maxim Integrated Products, Inc.	120,009	7,256,944
Mellanox Technologies Ltd. (a)	27,353	2,275,770
Microchip Technology, Inc. (b)	101,084	8,696,257
Micron Technology, Inc. (a)	499,918	26,255,693
MKS Instruments, Inc.	28,769	2,672,640
Monolithic Power Systems, Inc.	22,604	3,387,661
Nanometrics, Inc. (a)	12,588	551,480
Nova Measuring Instruments Ltd. (a)(b)	14,705	433,062
NVE Corp.	3,557	404,360
NVIDIA Corp.	261,442	73,381,541
NXP Semiconductors NV (a)	181,715	16,924,935
O2Micro International Ltd. sponsored ADR (a)	13,662	31,696
ON Semiconductor Corp. (a)	225,253	4,806,899
PDF Solutions, Inc. (a)(b)	23,680	206,490
Photronics, Inc. (a)	36,838	394,167
Pixelworks, Inc. (a)(b)	39,202	216,003
Power Integrations, Inc.	15,478	1,135,311
Qorvo, Inc. (a)(b)	66,643	5,337,438
Qualcomm, Inc.	638,506	43,871,747
QuickLogic Corp. (a)(b)	50,325	54,854
Rambus, Inc. (a)	56,331	688,365
Rubicon Technology, Inc. (a)	229	2,093
SemiLEDs Corp. (a)(b)	5,650	22,544
Semtech Corp. (a)	35,316	2,110,131
Silicon Laboratories, Inc. (a)(b)	23,698	2,322,404
Silicon Motion Technology Corp. sponsored ADR (b)	18,821	1,108,557
Skyworks Solutions, Inc.	78,695	7,184,854
SMART Global Holdings, Inc. (a)(b)	11,675	385,158
SolarEdge Technologies, Inc. (a)(b)	23,921	1,147,012
SunPower Corp. (a)(b)	74,111	498,026
Synaptics, Inc. (a)(b)	18,324	884,316
Texas Instruments, Inc. (b)	421,626	47,390,762
Tower Semiconductor Ltd. (a)	52,315	1,140,467
Ultra Clean Holdings, Inc. (a)	20,395	311,228
Universal Display Corp. (b)	24,812	3,036,989
Veeco Instruments, Inc.(a)	25,984	311,808
Xcerra Corp. (a)	28,844	417,661
Xilinx, Inc.	108,982	8,482,069
Xperi Corp.	29,018	455,583
		524,313,455
Software - 10.4%
ACI Worldwide, Inc. (a)(b)	62,572	1,777,671
Activision Blizzard, Inc.	329,804	23,778,868
Adobe Systems, Inc. (a)	212,117	55,894,951
Agilysys, Inc. (a)	23,536	378,224
Allot Communications Ltd. (a)	18,186	113,117
American Software, Inc. Class A	17,711	318,444
ANSYS, Inc. (a)	44,522	8,280,202
Aspen Technology, Inc. (a)	37,620	4,339,843
Asure Software, Inc. (a)(b)	8,060	121,142
Atlassian Corp. PLC (a)(b)	49,839	4,486,008
Attunity Ltd. (a)	19,613	409,323
Autodesk, Inc. (a)(b)	95,091	14,677,296
Aware, Inc. (a)	11,224	39,845
Blackbaud, Inc. (b)	25,566	2,673,437
Bottomline Technologies, Inc. (a)	21,523	1,419,872
BSQUARE Corp. (a)	4,329	9,957
CA Technologies, Inc.	179,795	7,875,021
Cadence Design Systems, Inc. (a)	122,955	5,783,803
CDK Global, Inc.	69,325	4,320,334
Changyou.com Ltd. (A Shares) ADR	9,360	126,266
Check Point Software Technologies Ltd. (a)(b)	68,403	7,947,745
Citrix Systems, Inc. (a)	58,287	6,645,884
CommVault Systems, Inc. (a)	23,898	1,664,496
CounterPath Corp. (a)(b)	952	2,047
CyberArk Software Ltd. (a)(b)	19,514	1,471,746
Datawatch Corp. (a)	6,677	85,132
Descartes Systems Group, Inc. (Canada) (a)	43,356	1,513,639
Digimarc Corp. (a)(b)	9,497	280,636
Digital Turbine, Inc. (a)(b)	32,983	46,176
Ebix, Inc. (b)	17,154	1,366,316
Electronic Arts, Inc. (a)(b)	132,319	15,006,298
Everbridge, Inc. (a)	15,146	911,941
Evolving Systems, Inc. (a)	7,319	16,651
FireEye, Inc. (a)(b)	95,281	1,581,665
Forescout Technologies, Inc. (a)	21,926	790,871
Fortinet, Inc. (a)	88,709	7,430,266
GigaMedia Ltd. (a)	1,007	2,920
Glu Mobile, Inc. (a)	73,138	563,163
Gravity Co. Ltd. ADR	4,254	74,615
Imperva, Inc. (a)	19,961	941,161
Inseego Corp. (a)(b)	47,483	148,622
Intuit, Inc.	110,496	24,250,557
Magic Software Enterprises Ltd.	21,539	196,005
Manhattan Associates, Inc. (a)	34,991	2,029,128
Materialise NV ADR (a)(b)	14,582	220,917
Microsoft Corp.	3,312,002	372,037,185
MicroStrategy, Inc. Class A (a)	5,388	802,812
Mitek Systems, Inc. (a)	30,316	219,791
MobileIron, Inc. (a)	72,399	354,755
Monotype Imaging Holdings, Inc.	27,873	574,184
NetSol Technologies, Inc. (a)	5,108	30,137
NICE Systems Ltd. sponsored ADR (a)(b)	22,536	2,604,936
Nuance Communications, Inc. (a)	155,632	2,539,914
NXT-ID, Inc. (a)(b)	13,237	22,635
Onespan, Inc. (a)	24,175	453,281
Open Text Corp.	141,759	5,559,560
Parametric Technology Corp. (a)	60,827	6,079,050
Park City Group, Inc. (a)(b)	9,653	81,568
Paylocity Holding Corp. (a)(b)	27,589	2,191,670
Pegasystems, Inc.	40,379	2,572,142
Pluralsight, Inc. (b)	33,282	1,137,246
Progress Software Corp.	23,906	978,473
Proofpoint, Inc. (a)	23,355	2,771,071
QAD, Inc. Class A	11,878	720,401
Qualys, Inc. (a)	21,343	1,943,280
Rapid7, Inc. (a)	26,447	1,008,953
RealPage, Inc. (a)	43,170	2,693,808
Red Violet, Inc. (a)(b)	13,190	102,223
RMG Networks Holding Corp. (a)	6,918	8,578
Sapiens International Corp. NV (b)	25,327	304,937
SeaChange International, Inc. (a)	20,866	34,429
SITO Mobile Ltd. (a)(b)	29,695	59,093
Smith Micro Software, Inc. (a)(b)	27,562	68,354
Sonic Foundry, Inc. (a)	478	827
Sphere 3D Corp. (a)(b)	35,059	10,062
Splunk, Inc. (a)	76,436	9,795,273
SS&C Technologies Holdings, Inc.	126,155	7,486,038
Symantec Corp.	267,346	5,389,695
Synopsys, Inc. (a)	64,092	6,546,357
Take-Two Interactive Software, Inc. (a)	49,197	6,570,751
Talend SA ADR (a)	14,552	895,676
TeleNav, Inc. (a)	23,560	131,936
Tenable Holdings, Inc.	57,300	1,900,068
The9 Ltd. sponsored ADR (a)(b)	2,077	2,243
TiVo Corp.	64,768	884,083
Top Image Systems Ltd. (a)	2,532	2,583
Ultimate Software Group, Inc. (a)(b)	16,530	5,118,845
Upland Software, Inc. (a)	11,298	420,512
Varonis Systems, Inc. (a)	15,211	1,124,093
Verint Systems, Inc. (a)	32,774	1,591,178
Workday, Inc. Class A (a)(b)	64,569	9,978,493
Zix Corp. (a)	44,061	244,539
Zscaler, Inc. (a)(b)	61,386	2,626,707
Zynga, Inc. (a)	410,208	1,706,465
		682,393,111
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	2,117,547	482,017,180
Astro-Med, Inc.	3,663	81,135
Avid Technology, Inc. (a)(b)	21,480	127,162
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	790
CPI Card Group (a)(b)	1,132	3,577
Cray, Inc. (a)	21,440	465,248
Electronics for Imaging, Inc. (a)	24,032	836,073
Everspin Technologies, Inc. (a)(b)	17,264	159,692
Immersion Corp. (a)	16,408	190,661
Intevac, Inc. (a)	24,594	142,030
Logitech International SA	87,207	4,314,130
NetApp, Inc. (b)	141,969	12,324,329
On Track Innovations Ltd. (a)(b)	22,179	23,510
Seagate Technology LLC	123,653	6,620,382
Stratasys Ltd. (a)(b)	28,227	704,264
Transact Technologies, Inc.	5,746	81,019
U.S.A. Technologies, Inc. (a)	31,076	504,985
Western Digital Corp.	129,175	8,169,027
		516,765,194

TOTAL INFORMATION TECHNOLOGY		2,767,961,823

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	15,464	29,536
Advanced Emissions Solutions, Inc. (b)	9,725	111,060
AgroFresh Solutions, Inc. (a)(b)	31,402	208,823
Balchem Corp.	16,917	1,875,926
Burcon NutraScience Corp. (a)	838	289
Fuwei Films Holdings Co. Ltd. (a)	232	487
Gulf Resources, Inc. (a)	18,051	19,856
Hawkins, Inc.	5,991	247,428
Innophos Holdings, Inc.	10,285	449,557
Innospec, Inc.	12,740	988,624
MagneGas Corp. (a)	157	31
Marrone Bio Innovations, Inc. (a)(b)	59,771	124,623
Methanex Corp. (b)	44,064	3,215,153
Northern Technologies International Corp.	2,380	85,204
Senomyx, Inc. (a)	7,820	8,993
Tantech Holdings Ltd. (a)(b)	31,503	48,830
		7,414,420
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)(b)	135	540
Tecnoglass, Inc. (b)	18,608	174,357
U.S. Concrete, Inc. (a)(b)	10,081	485,904
United States Lime & Minerals, Inc.	2,950	223,876
		884,677
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	57,832	1,575,922
UFP Technologies, Inc. (a)	5,073	178,823
		1,754,745
Metals & Mining - 0.3%
Century Aluminum Co. (a)	46,076	581,479
China Natural Resources, Inc. (a)(b)	11,233	21,904
Ferroglobe PLC	90,348	748,081
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	9,313	366,932
Kaiser Aluminum Corp. (b)	9,749	1,068,393
Mountain Province Diamonds, Inc. (b)	73,559	152,755
Olympic Steel, Inc.	10,897	240,170
Pan American Silver Corp.	82,185	1,281,264
Pershing Gold Corp. (a)	17,038	22,320
Randgold Resources Ltd. sponsored ADR	20,366	1,329,696
Royal Gold, Inc.	34,504	2,631,275
Schnitzer Steel Industries, Inc. Class A (b)	18,445	486,026
SSR Mining, Inc. (a)(b)	63,124	549,493
Steel Dynamics, Inc.	124,285	5,683,553
Synalloy Corp. (b)	4,836	110,986
Universal Stainless & Alloy Products, Inc. (a)	7,722	233,822
ZK International Group Co. Ltd.	8,117	27,598
		15,535,747
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	43,521	770,322
Pope Resources, Inc. LP	1,792	128,218
		898,540

TOTAL MATERIALS		26,488,129

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Brookfield Property REIT, Inc. Class A	73,800	1,477,476
CareTrust (REIT), Inc.	49,853	919,788
CIM Commercial Trust Corp. (b)	31,786	495,862
CyrusOne, Inc.	48,170	3,225,463
Equinix, Inc.	42,100	18,361,073
Gaming & Leisure Properties	109,104	3,904,832
Gladstone Commercial Corp.	18,518	368,693
Gladstone Land Corp. (b)	13,642	186,895
Global Self Storage, Inc.	4,374	18,546
Government Properties Income Trust (b)	61,858	1,046,019
Hospitality Properties Trust (SBI)	86,566	2,509,548
Industrial Logistics Properties Trust	34,213	823,507
Lamar Advertising Co. Class A	44,277	3,411,543
Potlatch Corp.	22,818	1,102,109
Retail Opportunity Investments Corp.	57,396	1,132,997
Sabra Health Care REIT, Inc.	96,055	2,264,977
SBA Communications Corp. Class A (a)	62,291	9,669,432
Select Income REIT	59,625	1,225,294
Senior Housing Properties Trust (SBI)	136,980	2,617,688
Sotherly Hotels, Inc.	13,575	100,048
Uniti Group, Inc. (b)	92,378	1,923,310
Wheeler REIT, Inc. (b)	15,634	86,143
		56,871,243
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	11,426	413,050
Boston Omaha Corp. (a)(b)	10,505	272,710
Brookfield Property Partners LP	137,117	2,740,239
China HGS Real Estate, Inc. (a)(b)	13,939	19,375
Colliers International Group, Inc.	19,471	1,587,968
Cresud S.A.C.I.F. y A. sponsored ADR	22,558	327,993
Elbit Imaging Ltd. (a)	37	84
FirstService Corp.	18,462	1,579,527
FRP Holdings, Inc. (a)(b)	8,211	536,178
Griffin Industrial Realty, Inc.	2,554	102,415
Gyrodyne LLC (a)	1,037	21,051
Landmark Infrastructure Partners LP	12,077	156,397
Redfin Corp. (a)(b)	46,682	924,770
Stratus Properties, Inc. (a)	4,283	130,203
		8,811,960

TOTAL REAL ESTATE		65,683,203

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	28,590	56,322
Atlantic Tele-Network, Inc.	9,954	728,931
B Communications Ltd. (a)	6,422	65,954
Cogent Communications Group, Inc. (b)	24,728	1,352,622
Consolidated Communications Holdings, Inc. (b)	36,702	433,451
Internet Gold Golden Lines Ltd. (a)	2,833	7,791
Iridium Communications, Inc. (a)(b)	58,788	1,190,457
magicJack VocalTec Ltd. (a)(b)	18,264	157,070
ORBCOMM, Inc. (a)	50,478	544,658
PDVWireless, Inc. (a)	11,543	346,867
Sify Technologies Ltd. sponsored ADR (b)	1,965	3,399
		4,887,522
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	25,141	831,664
Partner Communications Co. Ltd. ADR (a)	1,446	6,232
Shenandoah Telecommunications Co. (b)	28,013	1,068,696
Spok Holdings, Inc.	11,134	170,907
T-Mobile U.S., Inc. (a)	364,207	24,052,230
VEON Ltd. sponsored ADR (b)	828,386	2,402,319
Vodafone Group PLC sponsored ADR	212,696	4,596,361
		33,128,409

TOTAL TELECOMMUNICATION SERVICES		38,015,931

UTILITIES - 0.3%
Electric Utilities - 0.2%
MGE Energy, Inc.	19,401	1,269,795
Otter Tail Corp.	23,594	1,130,153
Spark Energy, Inc. Class A, (b)	5,832	51,322
Xcel Energy, Inc.	269,661	12,957,211
		15,408,481
Gas Utilities - 0.0%
RGC Resources, Inc. (b)	3,685	99,237
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	52,786	1,089,239
Pattern Energy Group, Inc. (b)	53,705	1,094,508
Terraform Power, Inc.	110,574	1,236,217
VivoPower International PLC (a)(b)	1,305	2,349
		3,422,313
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,276	189,567
Cadiz, Inc. (a)(b)	12,367	118,723
Connecticut Water Service, Inc.	8,160	559,042
Global Water Resources, Inc.	9,461	93,191
Middlesex Water Co.	13,345	611,201
Pure Cycle Corp. (a)	11,638	130,928
York Water Co.	6,778	204,018
		1,906,670

TOTAL UTILITIES		20,836,701

TOTAL COMMON STOCKS
(Cost $3,209,927,784)		5,664,300,239
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.9% to 2.05% 9/27/18 to 11/29/18 (e)
(Cost $34,870,321)	35,000,000	34,873,210
	Shares	Value

Money Market Funds - 20.9%
Fidelity Cash Central Fund, 1.97% (f)	845,482,328	$845,651,425
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	522,054,611	522,106,817
TOTAL MONEY MARKET FUNDS
(Cost $1,367,757,026)		1,367,758,242
TOTAL INVESTMENT IN SECURITIES - 107.8%
(Cost $4,612,555,131)		7,066,931,691
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(509,081,976)
NET ASSETS - 100%		$6,557,849,715

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	5,829	Sept. 2018	$893,148,525	$45,440,626	$45,440,626

The notional amount of futures purchased as a percentage of Net Assets is 13.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,998,541.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,562,964
Fidelity Securities Lending Cash Central Fund	4,457,702
Total	$10,020,666

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,081,131,645	$1,081,131,645	$--	$--
Consumer Staples	248,639,723	248,639,723	--	--
Energy	32,418,363	32,416,289	--	2,074
Financials	422,410,581	422,410,581	--	--
Health Care	700,045,303	699,827,414	--	217,889
Industrials	260,668,837	260,668,837	--	--
Information Technology	2,767,961,823	2,767,961,823	--	--
Materials	26,488,129	26,458,593	--	29,536
Real Estate	65,683,203	65,683,203	--	--
Telecommunication Services	38,015,931	38,015,931	--	--
Utilities	20,836,701	20,836,701	--	--
U.S. Government and Government Agency Obligations	34,873,210	--	34,873,210	--
Money Market Funds	1,367,758,242	1,367,758,242	--	--
Total Investments in Securities:	$7,066,931,691	$7,031,808,982	$34,873,210	$249,499
Derivative Instruments:
Assets
Futures Contracts	$45,440,626	$45,440,626	$--	$--
Total Assets	$45,440,626	$45,440,626	$--	$--
Total Derivative Instruments:	$45,440,626	$45,440,626	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series 100 Index Fund

August 31, 2018

HUN-QTLY-1018
1.855575.111

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Automobiles - 0.5%
Ford Motor Co.	1,531	$14,514
General Motors Co.	496	17,881
		32,395
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	307	49,805
Starbucks Corp.	540	28,863
		78,668
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	157	315,995
Netflix, Inc. (a)	170	62,506
The Booking Holdings, Inc. (a)	19	37,079
		415,580
Media - 2.6%
Charter Communications, Inc. Class A (a)	72	22,349
Comcast Corp. Class A	1,796	66,434
The Walt Disney Co.	581	65,084
Twenty-First Century Fox, Inc.:
Class A	412	18,705
Class B	172	7,723
		180,295
Multiline Retail - 0.2%
Target Corp.	208	18,200
Specialty Retail - 1.8%
Home Depot, Inc.	451	90,547
Lowe's Companies, Inc.	321	34,909
		125,456
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	502	41,264

TOTAL CONSUMER DISCRETIONARY		891,858

CONSUMER STAPLES - 6.9%
Beverages - 1.8%
PepsiCo, Inc.	554	62,054
The Coca-Cola Co.	1,498	66,766
		128,820
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	172	40,098
Walgreens Boots Alliance, Inc.	334	22,899
Walmart, Inc.	566	54,257
		117,254
Food Products - 0.6%
Mondelez International, Inc.	577	24,649
The Kraft Heinz Co.	234	13,635
		38,284
Household Products - 1.5%
Colgate-Palmolive Co.	341	22,646
Procter & Gamble Co.	983	81,540
		104,186
Tobacco - 1.3%
Altria Group, Inc.	740	43,305
Philip Morris International, Inc.	608	47,357
		90,662

TOTAL CONSUMER STAPLES		479,206

ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Halliburton Co.	343	13,682
Schlumberger Ltd.	542	34,233
		47,915
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	747	88,490
ConocoPhillips Co.	458	33,631
Exxon Mobil Corp.	1,656	132,762
Kinder Morgan, Inc.	742	13,133
Occidental Petroleum Corp.	299	23,881
		291,897

TOTAL ENERGY		339,812

FINANCIALS - 11.9%
Banks - 6.8%
Bank of America Corp.	3,687	114,039
Citigroup, Inc.	997	71,026
JPMorgan Chase & Co.	1,331	152,506
U.S. Bancorp	610	33,007
Wells Fargo & Co.	1,715	100,293
		470,871
Capital Markets - 1.5%
Bank of New York Mellon Corp.	395	20,599
BlackRock, Inc. Class A	48	22,995
Goldman Sachs Group, Inc.	137	32,580
Morgan Stanley	533	26,026
		102,200
Consumer Finance - 0.7%
American Express Co.	279	29,568
Capital One Financial Corp.	190	18,827
		48,395
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	753	157,166
Insurance - 0.7%
Allstate Corp.	137	13,778
American International Group, Inc.	351	18,663
MetLife, Inc.	398	18,264
		50,705

TOTAL FINANCIALS		829,337

HEALTH CARE - 12.4%
Biotechnology - 2.9%
AbbVie, Inc.	593	56,916
Amgen, Inc.	260	51,951
Biogen, Inc. (a)	83	29,340
Celgene Corp. (a)	276	26,068
Gilead Sciences, Inc.	508	38,471
		202,746
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	686	45,852
Danaher Corp.	240	24,850
Medtronic PLC	530	51,097
		121,799
Health Care Providers & Services - 1.9%
CVS Health Corp.	398	29,946
UnitedHealth Group, Inc.	376	100,941
		130,887
Pharmaceuticals - 5.9%
Allergan PLC	133	25,497
Bristol-Myers Squibb Co.	639	38,691
Eli Lilly & Co.	374	39,513
Johnson & Johnson	1,049	141,290
Merck & Co., Inc.	1,052	72,157
Pfizer, Inc.	2,287	94,956
		412,104

TOTAL HEALTH CARE		867,536

INDUSTRIALS - 6.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	108	20,887
Lockheed Martin Corp.	97	31,080
Raytheon Co.	112	22,337
The Boeing Co.	214	73,357
United Technologies Corp.	291	38,325
		185,986
Air Freight & Logistics - 0.8%
FedEx Corp.	96	23,419
United Parcel Service, Inc. Class B	270	33,178
		56,597
Electrical Equipment - 0.3%
Emerson Electric Co.	246	18,876
Industrial Conglomerates - 2.0%
3M Co.	232	48,933
General Electric Co.	3,396	43,944
Honeywell International, Inc.	292	46,446
		139,323
Machinery - 0.5%
Caterpillar, Inc.	234	32,491
Road & Rail - 0.6%
Union Pacific Corp.	303	45,638

TOTAL INDUSTRIALS		478,911

INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,839	87,849
Internet Software & Services - 6.5%
Alphabet, Inc.:
Class A (a)	117	144,121
Class C (a)	119	144,965
Facebook, Inc. Class A (a)	938	164,835
		453,921
IT Services - 4.5%
Accenture PLC Class A	251	42,437
IBM Corp.	334	48,924
MasterCard, Inc. Class A	359	77,386
PayPal Holdings, Inc. (a)	436	40,256
Visa, Inc. Class A	698	102,529
		311,532
Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	1,822	88,239
NVIDIA Corp.	237	66,521
Qualcomm, Inc.	580	39,852
Texas Instruments, Inc.	383	43,049
		237,661
Software - 5.6%
Microsoft Corp.	3,005	337,552
Oracle Corp.	1,165	56,596
		394,148
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,922	437,503

TOTAL INFORMATION TECHNOLOGY		1,922,614

MATERIALS - 0.9%
Chemicals - 0.9%
DowDuPont, Inc.	908	63,678
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Simon Property Group, Inc.	121	22,147
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	2,840	90,710
Verizon Communications, Inc.	1,616	87,862
		178,572
UTILITIES - 1.2%
Electric Utilities - 1.2%
Duke Energy Corp.	274	22,260
Exelon Corp.	378	16,522
NextEra Energy, Inc.	184	31,298
Southern Co.	396	17,337
		87,417
TOTAL COMMON STOCKS
(Cost $4,419,461)		6,161,088
	Principal Amount	Value

U.S. Treasury Obligations - 2.9%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (b)
(Cost $198,586)	200,000	198,573
TOTAL INVESTMENT IN SECURITIES - 91.3%
(Cost $4,618,047)		6,359,661
NET OTHER ASSETS (LIABILITIES) - 8.7%		606,794
NET ASSETS - 100%		$6,966,455

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Sept. 2018	$870,630	$23,841	$23,841

The notional amount of futures purchased as a percentage of Net Assets is 12.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,573.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129, 930
Fidelity Securities Lending Cash Central Fund	10
Total	$129, 940

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$891,858	$891,858	$--	$--
Consumer Staples	479,206	479,206	--	--
Energy	339,812	339,812	--	--
Financials	829,337	829,337	--	--
Health Care	867,536	867,536	--	--
Industrials	478,911	478,911	--	--
Information Technology	1,922,614	1,922,614	--	--
Materials	63,678	63,678	--	--
Real Estate	22,147	22,147	--	--
Telecommunication Services	178,572	178,572	--	--
Utilities	87,417	87,417	--	--
U.S. Government and Government Agency Obligations	198,573	--	198,573	--
Total Investments in Securities:	$6,359,661	$6,161,088	$198,573	$--
Derivative Instruments:
Assets
Futures Contracts	$23,841	$23,841	$--	$--
Total Assets	$23,841	$23,841	$--	$--
Total Derivative Instruments:	$23,841	$23,841	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018